UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SemiAnnual Report
September 30, 2019
Columbia Select Large Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select Large Cap Growth Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Richard Carter
Portfolio Manager
Managed Fund since 2009
Todd Herget
Portfolio Manager
Managed Fund since 2009
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	-1.31	-4.79	9.37	13.14
	Including sales charges		-7.01	-10.28	8.08	12.46
Advisor Class*		11/08/12	-1.21	-4.62	9.64	13.41
Class C	Excluding sales charges	09/28/07	-1.71	-5.59	8.54	12.29
	Including sales charges		-2.49	-6.24	8.54	12.29
Institutional Class		10/01/97	-1.18	-4.58	9.64	13.41
Institutional 2 Class*		11/08/12	-1.13	-4.47	9.77	13.51
Institutional 3 Class*		11/08/12	-1.11	-4.46	9.81	13.55
Class R		12/31/04	-1.44	-5.05	9.10	12.86
Russell 1000 Growth Index			6.20	3.71	13.39	14.94
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2019)
Amazon.com, Inc.	4.9
Facebook, Inc., Class A	4.7
Alibaba Group Holding Ltd., ADR	4.7
Nike, Inc., Class B	4.5
Visa, Inc., Class A	4.3
Salesforce.com, Inc.	4.2
Activision Blizzard, Inc.	4.2
Adobe, Inc.	4.1
NVIDIA Corp.	4.1
ServiceNow, Inc.	3.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2019)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2019)
Communication Services	11.6
Consumer Discretionary	25.7
Energy	2.3
Financials	5.7
Health Care	22.0
Information Technology	32.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	986.90	1,019.66	5.57	5.67	1.11
Advisor Class	1,000.00	1,000.00	987.90	1,020.93	4.32	4.39	0.86
Class C	1,000.00	1,000.00	982.90	1,015.82	9.37	9.53	1.87
Institutional Class	1,000.00	1,000.00	988.20	1,020.93	4.32	4.39	0.86
Institutional 2 Class	1,000.00	1,000.00	988.70	1,021.48	3.77	3.83	0.75
Institutional 3 Class	1,000.00	1,000.00	988.90	1,021.68	3.57	3.63	0.71
Class R	1,000.00	1,000.00	985.60	1,018.35	6.88	6.99	1.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 11.6%
Entertainment 6.9%
Activision Blizzard, Inc.	1,675,564	88,670,847
Walt Disney Co. (The)	440,703	57,432,415
Total		146,103,262
Interactive Media & Services 4.7%
Facebook, Inc., Class A(a)	565,274	100,663,994
Total Communication Services		246,767,256
Consumer Discretionary 25.7%
Diversified Consumer Services 3.2%
New Oriental Education & Technology Group, Inc., ADR(a)	615,512	68,174,109
Hotels, Restaurants & Leisure 1.6%
Planet Fitness, Inc., Class A(a)	595,125	34,439,884
Household Durables 0.9%
Roku, Inc.(a)	197,383	20,085,694
Internet & Direct Marketing Retail 12.8%
Alibaba Group Holding Ltd., ADR(a)	590,608	98,767,376
Amazon.com, Inc.(a)	59,505	103,295,325
Booking Holdings, Inc.(a)	35,173	69,030,881
Total		271,093,582
Textiles, Apparel & Luxury Goods 7.2%
Canada Goose Holdings, Inc.(a)	1,286,240	56,555,973
Nike, Inc., Class B	1,024,071	96,180,748
Total		152,736,721
Total Consumer Discretionary		546,529,990
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Pioneer Natural Resources Co.	381,190	47,942,266
Total Energy		47,942,266
Financials 5.7%
Capital Markets 5.7%
Charles Schwab Corp. (The)	1,340,961	56,092,399
MSCI, Inc.	294,566	64,141,746
Total		120,234,145
Total Financials		120,234,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 22.0%
Biotechnology 5.8%
Alexion Pharmaceuticals, Inc.(a)	731,220	71,615,687
Exact Sciences Corp.(a)	564,668	51,029,047
Total		122,644,734
Health Care Equipment & Supplies 8.3%
Align Technology, Inc.(a)	229,754	41,567,094
Edwards Lifesciences Corp.(a)	302,342	66,488,029
IDEXX Laboratories, Inc.(a)	254,114	69,101,220
Total		177,156,343
Health Care Providers & Services 3.5%
UnitedHealth Group, Inc.	337,339	73,310,511
Life Sciences Tools & Services 2.9%
Illumina, Inc.(a)	205,253	62,442,068
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	636,390	32,271,337
Total Health Care		467,824,993
Information Technology 32.6%
IT Services 9.3%
PayPal Holdings, Inc.(a)	709,902	73,538,748
Square, Inc., Class A(a)	536,798	33,254,636
Visa, Inc., Class A	531,512	91,425,379
Total		198,218,763
Semiconductors & Semiconductor Equipment 7.8%
Applied Materials, Inc.	1,565,660	78,126,434
NVIDIA Corp.	500,942	87,198,974
Total		165,325,408
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 15.5%
Adobe, Inc.(a)	318,213	87,906,341
Salesforce.com, Inc.(a)	603,799	89,627,924
ServiceNow, Inc.(a)	328,350	83,351,647
Splunk, Inc.(a)	585,959	69,061,128
Total		329,947,040
Total Information Technology		693,491,211
Total Common Stocks (Cost $1,140,259,160)		2,122,789,861

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	7,105,747	7,105,037
Total Money Market Funds (Cost $7,105,037)		7,105,037
Total Investments in Securities (Cost: $1,147,364,197)		2,129,894,898
Other Assets & Liabilities, Net		(3,599,723)
Net Assets		2,126,295,175

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	17,479,387	548,900,638	(559,274,278)	7,105,747	1,353	—	495,773	7,105,037
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	246,767,256	—	—	246,767,256
Consumer Discretionary	546,529,990	—	—	546,529,990
Energy	47,942,266	—	—	47,942,266
Financials	120,234,145	—	—	120,234,145
Health Care	467,824,993	—	—	467,824,993
Information Technology	693,491,211	—	—	693,491,211
Total Common Stocks	2,122,789,861	—	—	2,122,789,861
Money Market Funds	7,105,037	—	—	7,105,037
Total Investments in Securities	2,129,894,898	—	—	2,129,894,898
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,140,259,160)	$2,122,789,861
Affiliated issuers (cost $7,105,037)	7,105,037
Receivable for:
Capital shares sold	594,606
Dividends	188,650
Prepaid expenses	14,378
Trustees’ deferred compensation plan	307,642
Other assets	25,455
Total assets	2,131,025,629
Liabilities
Payable for:
Capital shares purchased	3,960,064
Management services fees	120,052
Distribution and/or service fees	10,071
Transfer agent fees	261,155
Compensation of board members	3,190
Compensation of chief compliance officer	299
Other expenses	67,981
Trustees’ deferred compensation plan	307,642
Total liabilities	4,730,454
Net assets applicable to outstanding capital stock	$2,126,295,175
Represented by
Paid in capital	937,694,117
Total distributable earnings (loss)	1,188,601,058
Total - representing net assets applicable to outstanding capital stock	$2,126,295,175
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
September 30, 2019 (Unaudited)
Class A
Net assets	$185,004,016
Shares outstanding	15,167,903
Net asset value per share	$12.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.94
Advisor Class
Net assets	$26,942,670
Shares outstanding	2,018,201
Net asset value per share	$13.35
Class C
Net assets	$72,159,057
Shares outstanding	7,093,539
Net asset value per share	$10.17
Institutional Class
Net assets	$995,987,818
Shares outstanding	77,770,535
Net asset value per share	$12.81
Institutional 2 Class
Net assets	$154,971,947
Shares outstanding	11,504,553
Net asset value per share	$13.47
Institutional 3 Class
Net assets	$681,737,939
Shares outstanding	49,839,298
Net asset value per share	$13.68
Class R
Net assets	$9,491,728
Shares outstanding	861,385
Net asset value per share	$11.02
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,912,179
Dividends — affiliated issuers	495,773
Interfund lending	423
Total income	5,408,375
Expenses:
Management services fees	8,540,527
Distribution and/or service fees
Class A	268,059
Class C	421,564
Class R	25,264
Transfer agent fees
Class A	168,267
Advisor Class	24,750
Class C	66,143
Institutional Class	952,243
Institutional 2 Class	49,717
Institutional 3 Class	30,399
Class R	7,937
Compensation of board members	26,590
Custodian fees	10,866
Printing and postage fees	64,683
Registration fees	89,890
Audit fees	13,587
Legal fees	28,145
Interest on interfund lending	4,602
Compensation of chief compliance officer	517
Other	53,001
Total expenses	10,846,751
Fees waived by transfer agent
Institutional 2 Class	(14,958)
Institutional 3 Class	(30,399)
Expense reduction	(1,033)
Total net expenses	10,800,361
Net investment loss	(5,391,986)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	214,571,077
Investments — affiliated issuers	1,353
Net realized gain	214,572,430
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(226,735,313)
Net change in unrealized appreciation (depreciation)	(226,735,313)
Net realized and unrealized loss	(12,162,883)
Net decrease in net assets resulting from operations	$(17,554,869)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment loss	$(5,391,986)	$(14,196,934)
Net realized gain	214,572,430	752,677,667
Net change in unrealized appreciation (depreciation)	(226,735,313)	(470,386,332)
Net increase (decrease) in net assets resulting from operations	(17,554,869)	268,094,401
Distributions to shareholders
Net investment income and net realized gains
Class A	(38,430,536)	(74,605,357)
Advisor Class	(5,301,593)	(12,297,162)
Class C	(17,741,814)	(22,228,260)
Institutional Class	(212,466,072)	(227,974,717)
Institutional 2 Class	(28,974,319)	(103,736,842)
Institutional 3 Class	(130,799,607)	(178,415,920)
Class R	(1,925,586)	(2,252,221)
Class T		(34,638)
Total distributions to shareholders	(435,639,527)	(621,545,117)
Decrease in net assets from capital stock activity	(87,780,175)	(1,054,827,529)
Total decrease in net assets	(540,974,571)	(1,408,278,245)
Net assets at beginning of period	2,667,269,746	4,075,547,991
Net assets at end of period	$2,126,295,175	$2,667,269,746
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,673,585	22,286,784	4,952,898	78,947,924
Distributions reinvested	2,798,742	35,012,262	4,837,927	70,523,801
Redemptions	(4,021,536)	(53,523,344)	(19,251,767)	(270,848,256)
Net increase (decrease)	450,791	3,775,702	(9,460,942)	(121,376,531)
Advisor Class
Subscriptions	209,961	3,089,606	1,602,921	27,454,762
Distributions reinvested	376,560	5,151,341	786,818	12,160,707
Redemptions	(635,693)	(9,228,596)	(3,729,088)	(55,410,090)
Net decrease	(49,172)	(987,649)	(1,339,349)	(15,794,621)
Class C
Subscriptions	466,934	5,136,978	1,172,119	15,199,174
Distributions reinvested	1,421,542	14,855,110	1,462,378	18,910,875
Redemptions	(1,738,501)	(19,381,285)	(4,148,187)	(58,332,695)
Net increase (decrease)	149,975	610,803	(1,513,690)	(24,222,646)
Institutional Class
Subscriptions	8,594,013	123,986,170	33,629,858	477,701,547
Distributions reinvested	14,352,583	188,305,893	12,933,373	196,751,475
Redemptions	(29,182,418)	(407,458,797)	(46,853,082)	(740,631,650)
Net decrease	(6,235,822)	(95,166,734)	(289,851)	(66,178,628)
Institutional 2 Class
Subscriptions	1,562,295	24,583,212	4,581,043	71,690,697
Distributions reinvested	2,098,900	28,964,820	6,375,710	103,560,936
Redemptions	(2,400,354)	(34,147,865)	(42,453,067)	(679,972,546)
Net increase (decrease)	1,260,841	19,400,167	(31,496,314)	(504,720,913)
Institutional 3 Class
Subscriptions	1,971,804	29,582,212	4,410,432	73,390,917
Distributions reinvested	2,615,836	36,647,871	3,237,791	53,471,855
Redemptions	(5,425,215)	(83,363,918)	(24,957,239)	(448,406,748)
Net decrease	(837,575)	(17,133,835)	(17,309,016)	(321,543,976)
Class R
Subscriptions	38,323	482,325	145,905	2,207,737
Distributions reinvested	170,255	1,925,585	165,985	2,252,221
Redemptions	(58,037)	(686,539)	(373,515)	(5,303,544)
Net increase (decrease)	150,541	1,721,371	(61,625)	(843,586)
Class T
Distributions reinvested	—	—	2,350	34,213
Redemptions	—	—	(13,655)	(180,841)
Net decrease	—	—	(11,305)	(146,628)
Total net decrease	(5,110,421)	(87,780,175)	(61,482,092)	(1,054,827,529)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2019 (Unaudited)	$15.01	(0.05)	(0.08)	(0.13)	(2.68)	(2.68)
Year Ended 3/31/2019	$16.93	(0.11)	1.34	1.23	(3.15)	(3.15)
Year Ended 3/31/2018	$15.36	(0.08)	3.45	3.37	(1.80)	(1.80)
Year Ended 3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)	(1.81)
Year Ended 3/31/2016	$18.49	(0.12)	(1.45)	(1.57)	(2.34)	(2.34)
Year Ended 3/31/2015	$18.92	(0.13)	2.54	2.41	(2.84)	(2.84)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$16.16	(0.03)	(0.10)	(0.13)	(2.68)	(2.68)
Year Ended 3/31/2019	$17.96	(0.07)	1.43	1.36	(3.16)	(3.16)
Year Ended 3/31/2018	$16.18	(0.05)	3.66	3.61	(1.83)	(1.83)
Year Ended 3/31/2017	$15.23	(0.07)	2.83	2.76	(1.81)	(1.81)
Year Ended 3/31/2016	$19.22	(0.08)	(1.52)	(1.60)	(2.39)	(2.39)
Year Ended 3/31/2015	$19.55	(0.10)	2.66	2.56	(2.89)	(2.89)
Class C
Six Months Ended 9/30/2019 (Unaudited)	$13.00	(0.08)	(0.07)	(0.15)	(2.68)	(2.68)
Year Ended 3/31/2019	$15.16	(0.20)	1.16	0.96	(3.12)	(3.12)
Year Ended 3/31/2018	$13.99	(0.18)	3.12	2.94	(1.77)	(1.77)
Year Ended 3/31/2017	$13.53	(0.21)	2.48	2.27	(1.81)	(1.81)
Year Ended 3/31/2016	$17.32	(0.23)	(1.35)	(1.58)	(2.21)	(2.21)
Year Ended 3/31/2015	$17.98	(0.26)	2.41	2.15	(2.81)	(2.81)
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$15.61	(0.03)	(0.09)	(0.12)	(2.68)	(2.68)
Year Ended 3/31/2019	$17.45	(0.07)	1.39	1.32	(3.16)	(3.16)
Year Ended 3/31/2018	$15.78	(0.03)	3.53	3.50	(1.83)	(1.83)
Year Ended 3/31/2017	$14.89	(0.07)	2.77	2.70	(1.81)	(1.81)
Year Ended 3/31/2016	$18.84	(0.08)	(1.48)	(1.56)	(2.39)	(2.39)
Year Ended 3/31/2015	$19.22	(0.09)	2.60	2.51	(2.89)	(2.89)
Institutional 2 Class
Six Months Ended 9/30/2019 (Unaudited)	$16.27	(0.02)	(0.10)	(0.12)	(2.68)	(2.68)
Year Ended 3/31/2019	$18.05	(0.06)	1.45	1.39	(3.17)	(3.17)
Year Ended 3/31/2018	$16.25	(0.02)	3.66	3.64	(1.84)	(1.84)
Year Ended 3/31/2017	$15.27	(0.05)	2.84	2.79	(1.81)	(1.81)
Year Ended 3/31/2016	$19.26	(0.06)	(1.51)	(1.57)	(2.42)	(2.42)
Year Ended 3/31/2015	$19.59	(0.06)	2.64	2.58	(2.91)	(2.91)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2019 (Unaudited)	$12.20	(1.31%)	1.11% (c),(d)	1.11% (c),(d),(e)	(0.68%) (c)	11%	$185,004
Year Ended 3/31/2019	$15.01	8.79%	1.07% (d)	1.07% (d),(e)	(0.67%)	27%	$220,858
Year Ended 3/31/2018	$16.93	23.42%	1.08% (f)	1.08% (e),(f)	(0.50%)	44%	$409,344
Year Ended 3/31/2017	$15.36	19.42%	1.08%	1.08% (e)	(0.71%)	35%	$856,339
Year Ended 3/31/2016	$14.58	(10.08%)	1.08%	1.08% (e)	(0.72%)	56%	$1,097,096
Year Ended 3/31/2015	$18.49	14.42%	1.09% (f)	1.09% (e),(f)	(0.73%)	47%	$1,466,541
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$13.35	(1.21%)	0.86% (c),(d)	0.86% (c),(d),(e)	(0.43%) (c)	11%	$26,943
Year Ended 3/31/2019	$16.16	9.04%	0.82% (d)	0.82% (d),(e)	(0.42%)	27%	$33,403
Year Ended 3/31/2018	$17.96	23.76%	0.83% (f)	0.83% (e),(f)	(0.29%)	44%	$61,176
Year Ended 3/31/2017	$16.18	19.72%	0.83%	0.83% (e)	(0.46%)	35%	$27,302
Year Ended 3/31/2016	$15.23	(9.89%)	0.83%	0.83% (e)	(0.45%)	56%	$31,199
Year Ended 3/31/2015	$19.22	14.76%	0.84% (f)	0.84% (e),(f)	(0.52%)	47%	$17,988
Class C
Six Months Ended 9/30/2019 (Unaudited)	$10.17	(1.71%)	1.87% (c),(d)	1.87% (c),(d),(e)	(1.43%) (c)	11%	$72,159
Year Ended 3/31/2019	$13.00	7.93%	1.83% (d)	1.83% (d),(e)	(1.42%)	27%	$90,268
Year Ended 3/31/2018	$15.16	22.55%	1.83% (f)	1.83% (e),(f)	(1.24%)	44%	$128,181
Year Ended 3/31/2017	$13.99	18.52%	1.83%	1.83% (e)	(1.46%)	35%	$160,526
Year Ended 3/31/2016	$13.53	(10.79%)	1.83%	1.83% (e)	(1.46%)	56%	$218,181
Year Ended 3/31/2015	$17.32	13.62%	1.84% (f)	1.84% (e),(f)	(1.49%)	47%	$226,538
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$12.81	(1.18%)	0.86% (c),(d)	0.86% (c),(d),(e)	(0.43%) (c)	11%	$995,988
Year Ended 3/31/2019	$15.61	9.08%	0.83% (d)	0.83% (d),(e)	(0.42%)	27%	$1,311,174
Year Ended 3/31/2018	$17.45	23.66%	0.83% (f)	0.83% (e),(f)	(0.20%)	44%	$1,471,337
Year Ended 3/31/2017	$15.78	19.77%	0.83%	0.83% (e)	(0.46%)	35%	$2,661,832
Year Ended 3/31/2016	$14.89	(9.88%)	0.83%	0.83% (e)	(0.46%)	56%	$3,384,999
Year Ended 3/31/2015	$18.84	14.74%	0.84% (f)	0.84% (e),(f)	(0.49%)	47%	$4,275,296
Institutional 2 Class
Six Months Ended 9/30/2019 (Unaudited)	$13.47	(1.13%)	0.76% (c),(d)	0.75% (c),(d)	(0.32%) (c)	11%	$154,972
Year Ended 3/31/2019	$16.27	9.14%	0.73% (d)	0.72% (d)	(0.32%)	27%	$166,669
Year Ended 3/31/2018	$18.05	23.87%	0.73% (f)	0.72% (f)	(0.14%)	44%	$753,356
Year Ended 3/31/2017	$16.25	19.87%	0.71%	0.71%	(0.34%)	35%	$711,730
Year Ended 3/31/2016	$15.27	(9.75%)	0.70%	0.70%	(0.33%)	56%	$617,120
Year Ended 3/31/2015	$19.26	14.89%	0.70% (f)	0.70% (f)	(0.34%)	47%	$754,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$16.48	(0.02)	(0.10)	(0.12)	(2.68)	(2.68)
Year Ended 3/31/2019	$18.23	(0.05)	1.47	1.42	(3.17)	(3.17)
Year Ended 3/31/2018	$16.40	(0.03)	3.71	3.68	(1.85)	(1.85)
Year Ended 3/31/2017	$15.39	(0.04)	2.86	2.82	(1.81)	(1.81)
Year Ended 3/31/2016	$19.39	(0.05)	(1.53)	(1.58)	(2.42)	(2.42)
Year Ended 3/31/2015	$19.71	(0.06)	2.66	2.60	(2.92)	(2.92)
Class R
Six Months Ended 9/30/2019 (Unaudited)	$13.83	(0.06)	(0.07)	(0.13)	(2.68)	(2.68)
Year Ended 3/31/2019	$15.87	(0.14)	1.24	1.10	(3.14)	(3.14)
Year Ended 3/31/2018	$14.51	(0.11)	3.24	3.13	(1.77)	(1.77)
Year Ended 3/31/2017	$13.90	(0.14)	2.56	2.42	(1.81)	(1.81)
Year Ended 3/31/2016	$17.74	(0.16)	(1.38)	(1.54)	(2.30)	(2.30)
Year Ended 3/31/2015	$18.27	(0.17)	2.45	2.28	(2.81)	(2.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$13.68	(1.11%)	0.71% (c),(d)	0.71% (c),(d)	(0.27%) (c)	11%	$681,738
Year Ended 3/31/2019	$16.48	9.24%	0.69% (d)	0.68% (d)	(0.27%)	27%	$835,068
Year Ended 3/31/2018	$18.23	23.86%	0.68% (f)	0.68% (f)	(0.20%)	44%	$1,239,700
Year Ended 3/31/2017	$16.40	19.91%	0.67%	0.67%	(0.22%)	35%	$190,421
Year Ended 3/31/2016	$15.39	(9.69%)	0.65%	0.65%	(0.27%)	56%	$29,698
Year Ended 3/31/2015	$19.39	14.91%	0.65% (f)	0.65% (f)	(0.30%)	47%	$27,581
Class R
Six Months Ended 9/30/2019 (Unaudited)	$11.02	(1.44%)	1.37% (c),(d)	1.37% (c),(d),(e)	(0.93%) (c)	11%	$9,492
Year Ended 3/31/2019	$13.83	8.53%	1.33% (d)	1.33% (d),(e)	(0.92%)	27%	$9,830
Year Ended 3/31/2018	$15.87	23.09%	1.33% (f)	1.33% (e),(f)	(0.75%)	44%	$12,263
Year Ended 3/31/2017	$14.51	19.13%	1.33%	1.33% (e)	(0.96%)	35%	$13,963
Year Ended 3/31/2016	$13.90	(10.34%)	1.33%	1.33% (e)	(0.97%)	56%	$17,358
Year Ended 3/31/2015	$17.74	14.16%	1.34% (f)	1.34% (e),(f)	(0.99%)	47%	$23,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2019 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through July 31, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended September 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2019, these minimum account balance fees reduced total expenses of the Fund by $1,033.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	100,753
Class C	—	1.00 (b)	2,837

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through July 31, 2020
Class A	1.15%
Advisor Class	0.90
Class C	1.90
Institutional Class	0.90
Institutional 2 Class	0.78
Institutional 3 Class	0.74
Class R	1.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through July 31, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,147,364,000	1,025,112,000	(42,581,000)	982,531,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2019 as arising on April 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
2,078,527	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $273,198,489 and $786,792,892, respectively, for the six months ended September 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended September 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	31,500,000	2.64	2
Lender	1,733,333	2.92	3
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2019.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At September 30, 2019, one unaffiliated shareholder of record owned 28.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	25

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Select Large Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
26	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the ninetieth, ninety-sixth and ninety-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	27

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
28	Columbia Select Large Cap Growth Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2019	29

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Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR215_03_J01_(11/19)

SemiAnnual Report
September 30, 2019
Multi-Manager Growth Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Multi-Manager Growth Strategies Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Growth Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Columbia Management Investment Advisers, LLC
Thomas Galvin, CFA
Richard Carter
Todd Herget
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	2.18	1.20	10.59	12.51
Institutional Class*	01/03/17	2.28	1.44	10.76	12.63
Russell 1000 Growth Index		6.20	3.71	13.39	14.59
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2019)
Amazon.com, Inc.	5.2
Facebook, Inc., Class A	4.7
Visa, Inc., Class A	4.5
Alibaba Group Holding Ltd., ADR	3.6
Microsoft Corp.	3.4
NVIDIA Corp.	2.8
Oracle Corp.	2.4
Apple, Inc.	1.7
Alphabet, Inc., Class C	1.7
Alphabet, Inc., Class A	1.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2019)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2019)
Communication Services	10.5
Consumer Discretionary	20.2
Consumer Staples	7.1
Energy	1.2
Financials	5.6
Health Care	17.7
Industrials	4.3
Information Technology	32.5
Materials	0.3
Real Estate	0.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.80	1,019.92	5.42	5.41	1.06
Institutional Class	1,000.00	1,000.00	1,022.80	1,021.23	4.09	4.09	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until July 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.99% for Class A and 0.74% for Institutional Class. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2019. If this change had been in place for the entire six month period ended September 30, 2019, the actual expenses paid would have been $5.06 for Class A and $3.78 for Institutional Class; and the hypothetical expenses paid would have been $5.05 for Class A and $3.78 for Institutional Class.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	5

Portfolio of Investments
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 2.3%
Activision Blizzard, Inc.	535,957	28,362,844
Netflix, Inc.(a)	8,901	2,382,086
Take-Two Interactive Software, Inc.(a)	420	52,643
Walt Disney Co. (The)	138,908	18,102,490
Total		48,900,063
Interactive Media & Services 8.0%
Alphabet, Inc., Class A(a)	28,588	34,909,950
Alphabet, Inc., Class C(a)	28,861	35,181,559
Facebook, Inc., Class A(a)	545,709	97,179,859
Match Group, Inc.	1,010	72,154
TripAdvisor, Inc.(a)	2,170	83,936
Twitter, Inc.(a)	30,590	1,260,308
Total		168,687,766
Media 0.2%
Cable One, Inc.	535	671,265
Comcast Corp., Class A	48,230	2,174,208
Total		2,845,473
Total Communication Services		220,433,302
Consumer Discretionary 20.0%
Distributors 0.1%
Pool Corp.	11,043	2,227,373
Diversified Consumer Services 1.3%
Grand Canyon Education, Inc.(a)	2,645	259,739
H&R Block, Inc.	69,385	1,638,873
New Oriental Education & Technology Group, Inc., ADR(a)	237,751	26,333,301
Total		28,231,913
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Inc.(a)	866	727,847
Domino’s Pizza, Inc.	3,362	822,312
Dunkin’ Brands Group, Inc.	14,880	1,180,877
Hilton Worldwide Holdings, Inc.	19,710	1,835,198
McDonald’s Corp.	6,290	1,350,526
Planet Fitness, Inc., Class A(a)	209,093	12,100,212
Starbucks Corp.	370,655	32,773,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	319,764	14,526,878
Yum! Brands, Inc.	179,054	20,310,095
Total		85,627,260
Household Durables 0.6%
NVR, Inc.(a)	1,119	4,159,715
Roku, Inc.(a)	75,832	7,716,664
Total		11,876,379
Internet & Direct Marketing Retail 10.2%
Alibaba Group Holding Ltd., ADR(a)	443,002	74,083,225
Amazon.com, Inc.(a)	62,064	107,737,518
Booking Holdings, Inc.(a)	16,326	32,041,571
Etsy, Inc.(a)	18,560	1,048,640
Total		214,910,954
Multiline Retail 0.2%
Dollar General Corp.	2,990	475,231
Target Corp.	28,220	3,017,000
Total		3,492,231
Specialty Retail 0.8%
AutoZone, Inc.(a)	4,210	4,566,250
Burlington Stores, Inc.(a)	329	65,741
Five Below, Inc.(a)	2,020	254,722
Home Depot, Inc. (The)	36,239	8,408,173
Lowe’s Companies, Inc.	15,540	1,708,778
TJX Companies, Inc. (The)	49,270	2,746,310
Total		17,749,974
Textiles, Apparel & Luxury Goods 2.7%
Canada Goose Holdings, Inc.(a)	467,068	20,536,980
Carter’s, Inc.	1,947	177,586
Columbia Sportswear Co.	1,640	158,900
lululemon athletica, Inc.(a)	7,910	1,522,912
Nike, Inc., Class B	370,073	34,757,256
Skechers U.S.A., Inc., Class A(a)	8,700	324,945
Total		57,478,579
Total Consumer Discretionary		421,594,663
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.0%
Beverages 3.1%
Coca-Cola Co. (The)	509,622	27,743,822
Monster Beverage Corp.(a)	551,138	31,999,072
PepsiCo, Inc.	35,950	4,928,745
Total		64,671,639
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	16,771	4,831,893
Sprouts Farmers Market, Inc.(a)	10,470	202,490
Total		5,034,383
Food Products 1.2%
Danone SA, ADR	1,407,302	24,712,223
Hershey Co. (The)	1,450	224,736
Total		24,936,959
Household Products 2.4%
Church & Dwight Co., Inc.	20,000	1,504,800
Colgate-Palmolive Co.	243,621	17,908,580
Kimberly-Clark Corp.	180	25,569
Procter & Gamble Co. (The)	246,877	30,706,561
Total		50,145,510
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	13,650	2,715,667
Total Consumer Staples		147,504,158
Energy 1.2%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	316,777	10,824,270
Oil, Gas & Consumable Fuels 0.7%
Pioneer Natural Resources Co.	110,654	13,916,954
Total Energy		24,741,224
Financials 5.5%
Banks 0.1%
Western Alliance Bancorp	67,095	3,091,738
Capital Markets 4.7%
Charles Schwab Corp. (The)	547,145	22,887,075
Eaton Vance Corp.	24,140	1,084,610
Evercore, Inc., Class A	33,150	2,655,315
Factset Research Systems, Inc.	57,689	14,016,696
Common Stocks (continued)
Issuer	Shares	Value ($)
LPL Financial Holdings, Inc.	35,910	2,941,029
Moody’s Corp.	11,830	2,423,139
MSCI, Inc.	121,148	26,379,977
S&P Global, Inc.	21,270	5,210,725
SEI Investments Co.	360,541	21,363,857
Total		98,962,423
Consumer Finance 0.5%
American Express Co.	67,964	8,038,782
OneMain Holdings, Inc.	7,750	284,270
Synchrony Financial	91,140	3,106,962
Total		11,430,014
Insurance 0.2%
Aon PLC	1,010	195,506
Brown & Brown, Inc.	34,540	1,245,512
Hanover Insurance Group, Inc. (The)	238	32,259
Kemper Corp.	13,362	1,041,568
Progressive Corp. (The)	15,020	1,160,295
Total		3,675,140
Total Financials		117,159,315
Health Care 17.5%
Biotechnology 4.3%
AbbVie, Inc.	87,640	6,636,101
Alexion Pharmaceuticals, Inc.(a)	209,862	20,553,884
Amgen, Inc.	76,991	14,898,529
Biogen, Inc.(a)	590	137,364
Exact Sciences Corp.(a)	180,744	16,333,835
Incyte Corp.(a)	33,414	2,480,321
Regeneron Pharmaceuticals, Inc.(a)	72,058	19,988,889
Sarepta Therapeutics, Inc.(a)	102,912	7,751,332
Vertex Pharmaceuticals, Inc.(a)	11,648	1,973,404
Total		90,753,659
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	32,230	2,696,684
Alcon, Inc.(a)	30,476	1,776,446
Align Technology, Inc.(a)	74,484	13,475,645
Baxter International, Inc.	830	72,600
Boston Scientific Corp.(a)	62,288	2,534,499
DexCom, Inc.(a)	5,350	798,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Edwards Lifesciences Corp.(a)	126,503	27,819,275
IDEXX Laboratories, Inc.(a)	110,700	30,102,651
Intuitive Surgical, Inc.(a)	6,979	3,768,171
Masimo Corp.(a)	1,052	156,527
Stryker Corp.	8,666	1,874,456
Varian Medical Systems, Inc.(a)	111,199	13,242,689
West Pharmaceutical Services, Inc.	7,961	1,129,029
Total		99,447,106
Health Care Providers & Services 1.5%
Anthem, Inc.	100	24,010
Chemed Corp.	6,342	2,648,229
HCA Healthcare, Inc.	9,900	1,192,158
UnitedHealth Group, Inc.	130,293	28,315,275
Total		32,179,672
Health Care Technology 0.9%
Cerner Corp.	262,659	17,905,464
Veeva Systems Inc., Class A(a)	10,807	1,650,121
Total		19,555,585
Life Sciences Tools & Services 1.5%
Bruker Corp.	51,745	2,273,158
Charles River Laboratories International, Inc.(a)	5,810	769,070
Illumina, Inc.(a)	85,539	26,022,674
Pra Health Sciences, Inc.(a)	829	82,262
Thermo Fisher Scientific, Inc.	8,206	2,390,161
Total		31,537,325
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	586,262	29,729,346
Eli Lilly & Co.	30,341	3,393,034
Johnson & Johnson	11,460	1,482,695
Merck & Co., Inc.	210,441	17,714,923
Novartis AG, ADR	151,671	13,180,210
Novo Nordisk A/S, ADR	443,933	22,951,336
Roche Holding AG, ADR	176,921	6,449,655
Zoetis, Inc.	5,995	746,917
Total		95,648,116
Total Health Care		369,121,463
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.3%
Aerospace & Defense 1.0%
Boeing Co. (The)	16,054	6,108,065
Curtiss-Wright Corp.	19,170	2,480,023
HEICO Corp.	18,570	2,319,021
HEICO Corp., Class A	100	9,731
Hexcel Corp.	48,301	3,966,961
L3 Harris Technologies, Inc.	6,350	1,324,864
Lockheed Martin Corp.	10,080	3,931,805
TransDigm Group, Inc.	180	93,721
Total		20,234,191
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	310,986	23,103,150
Airlines 0.0%
Delta Air Lines, Inc.	1,330	76,608
Building Products 0.1%
Armstrong World Industries, Inc.	25,850	2,499,695
Commercial Services & Supplies 0.1%
Cintas Corp.	1,460	391,426
Copart, Inc.(a)	13,730	1,102,931
Republic Services, Inc.	2,620	226,761
Rollins, Inc.	2,205	75,124
Waste Management, Inc.	9,345	1,074,675
Total		2,870,917
Construction & Engineering 0.0%
Quanta Services, Inc.	15,196	574,409
Electrical Equipment 0.1%
AMETEK, Inc.	25,460	2,337,737
Industrial Conglomerates 0.2%
Honeywell International, Inc.	19,894	3,366,065
Roper Technologies, Inc.	4,170	1,487,022
Total		4,853,087

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.3%
Deere & Co.	133,673	22,547,962
Gardner Denver Holdings, Inc.(a)	11,840	334,953
IDEX Corp.	14,922	2,445,417
Illinois Tool Works, Inc.	6,100	954,589
Woodward, Inc.	2,230	240,461
Total		26,523,382
Professional Services 0.1%
Verisk Analytics, Inc.	6,630	1,048,468
Road & Rail 0.2%
Landstar System, Inc.	14,810	1,667,310
Union Pacific Corp.	17,455	2,827,361
Total		4,494,671
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	19,690	1,428,116
Total Industrials		90,044,431
Information Technology 32.2%
Communications Equipment 1.5%
Arista Networks, Inc.(a)	1,803	430,773
Cisco Systems, Inc.	602,027	29,746,154
Motorola Solutions, Inc.	3,950	673,119
Total		30,850,046
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	12,745	1,570,694
Jabil, Inc.	154,565	5,528,790
Keysight Technologies, Inc.(a)	2,780	270,355
National Instruments Corp.	1,182	49,632
Total		7,419,471
IT Services 8.8%
Accenture PLC, Class A	15,352	2,952,957
Akamai Technologies, Inc.(a)	13,475	1,231,346
Automatic Data Processing, Inc.	60,370	9,744,926
Black Knight, Inc.(a)	11,068	675,812
Booz Allen Hamilton Holdings Corp.	6,510	462,340
Fidelity National Information Services, Inc.	7,054	936,489
Fiserv, Inc.(a)	19,610	2,031,400
FleetCor Technologies, Inc.(a)	7,150	2,050,477
Global Payments, Inc.	2,360	375,240
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	37,260	10,118,698
Paychex, Inc.	12,530	1,037,108
PayPal Holdings, Inc.(a)	313,448	32,470,078
Square, Inc., Class A(a)	398,019	24,657,277
VeriSign, Inc.(a)	8,792	1,658,435
Visa, Inc., Class A	551,493	94,862,311
Total		185,264,894
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc.	10,520	1,175,399
Applied Materials, Inc.	483,000	24,101,700
Broadcom, Inc.	9,520	2,628,186
Cypress Semiconductor Corp.	13,720	320,225
Entegris, Inc.	14,360	675,782
KLA Corp.	660	105,237
Lam Research Corp.	2,570	593,953
Monolithic Power Systems, Inc.	3,690	574,275
NVIDIA Corp.	334,063	58,150,346
QUALCOMM, Inc.	374,646	28,577,997
Teradyne, Inc.	58,210	3,370,941
Texas Instruments, Inc.	51,771	6,690,884
Universal Display Corp.	2,530	424,787
Xilinx, Inc.	6,550	628,145
Total		128,017,857
Software 13.7%
Adobe, Inc.(a)	124,767	34,466,884
Alteryx, Inc., Class A(a)	540	58,012
ANSYS, Inc.(a)	6,840	1,514,102
Autodesk, Inc.(a)	227,873	33,656,842
Cadence Design Systems, Inc.(a)	51,945	3,432,526
Fair Isaac Corp.(a)	4,664	1,415,617
Fortinet, Inc.(a)	19,340	1,484,538
HubSpot, Inc.(a)	640	97,030
Intuit, Inc.	12,464	3,314,676
Manhattan Associates, Inc.(a)	14,140	1,140,674
Microsoft Corp.	508,955	70,760,014
Oracle Corp.	902,814	49,681,855
Palo Alto Networks, Inc.(a)	2,718	554,010
Paycom Software, Inc.(a)	3,130	655,704
Proofpoint, Inc.(a)	4,620	596,211

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RingCentral, Inc., Class A(a)	2,100	263,886
Salesforce.com, Inc.(a)	225,465	33,468,025
ServiceNow, Inc.(a)	118,886	30,179,211
Splunk, Inc.(a)	184,069	21,694,372
Teradata Corp.(a)	6,150	190,650
Workday, Inc., Class A(a)	4,702	799,152
Total		289,423,991
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	161,377	36,143,607
Dell Technologies, Inc.(a)	14,035	727,855
Total		36,871,462
Total Information Technology		677,847,721
Materials 0.3%
Chemicals 0.2%
NewMarket Corp.	4,480	2,114,963
Scotts Miracle-Gro Co. (The), Class A	16,605	1,690,721
Sherwin-Williams Co. (The)	1,540	846,800
Total		4,652,484
Construction Materials 0.1%
Vulcan Materials Co.	8,333	1,260,283
Total Materials		5,912,767
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
American Tower Corp.	23,260	5,143,484
Brookfield Property REIT, Inc.	990	20,186
Crown Castle International Corp.	6,710	932,757
CubeSmart	10,720	374,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Equinix, Inc.	880	507,584
Equity LifeStyle Properties, Inc.	635	84,836
Life Storage, Inc.	6,020	634,568
Public Storage	4,040	990,891
SBA Communications Corp.	8,249	1,989,246
Simon Property Group, Inc.	4,011	624,312
Taubman Centers, Inc.	24,155	986,249
Total		12,288,241
Total Real Estate		12,288,241
Total Common Stocks (Cost $1,558,697,950)		2,086,647,285

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	15,404,784	15,403,244
Total Money Market Funds (Cost $15,403,244)		15,403,244
Total Investments in Securities (Cost: $1,574,101,194)		2,102,050,529
Other Assets & Liabilities, Net		4,773,184
Net Assets		2,106,823,713

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	12,497,720	166,131,648	(163,224,584)	15,404,784	(7)	—	242,068	15,403,244
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	220,433,302	—	—	220,433,302
Consumer Discretionary	421,594,663	—	—	421,594,663
Consumer Staples	122,791,935	24,712,223	—	147,504,158
Energy	24,741,224	—	—	24,741,224
Financials	117,159,315	—	—	117,159,315
Health Care	362,671,808	6,449,655	—	369,121,463
Industrials	90,044,431	—	—	90,044,431
Information Technology	677,847,721	—	—	677,847,721
Materials	5,912,767	—	—	5,912,767
Real Estate	12,288,241	—	—	12,288,241
Total Common Stocks	2,055,485,407	31,161,878	—	2,086,647,285
Money Market Funds	15,403,244	—	—	15,403,244
Total Investments in Securities	2,070,888,651	31,161,878	—	2,102,050,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,558,697,950)	$2,086,647,285
Affiliated issuers (cost $15,403,244)	15,403,244
Receivable for:
Investments sold	14,290,772
Capital shares sold	2,280,315
Dividends	851,454
Foreign tax reclaims	145,442
Expense reimbursement due from Investment Manager	23,745
Prepaid expenses	12,210
Trustees’ deferred compensation plan	106,334
Total assets	2,119,760,801
Liabilities
Payable for:
Investments purchased	9,765,263
Capital shares purchased	2,560,629
Management services fees	119,004
Distribution and/or service fees	157
Transfer agent fees	264,748
Compensation of board members	2,387
Compensation of chief compliance officer	194
Other expenses	118,372
Trustees’ deferred compensation plan	106,334
Total liabilities	12,937,088
Net assets applicable to outstanding capital stock	$2,106,823,713
Represented by
Paid in capital	1,548,729,966
Total distributable earnings (loss)	558,093,747
Total - representing net assets applicable to outstanding capital stock	$2,106,823,713
Class A
Net assets	$7,665,563
Shares outstanding	539,515
Net asset value per share	$14.21
Institutional Class
Net assets	$2,099,158,150
Shares outstanding	149,255,587
Net asset value per share	$14.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	13

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,211,202
Dividends — affiliated issuers	242,068
Foreign taxes withheld	(116,759)
Total income	9,336,511
Expenses:
Management services fees	7,368,066
Distribution and/or service fees
Class A	10,313
Transfer agent fees
Class A	6,212
Institutional Class	1,596,313
Compensation of board members	21,829
Custodian fees	16,412
Printing and postage fees	118,239
Registration fees	38,560
Audit fees	16,515
Legal fees	22,510
Compensation of chief compliance officer	394
Other	81,209
Total expenses	9,296,572
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(749,437)
Total net expenses	8,547,135
Net investment income	789,376
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,983,155
Investments — affiliated issuers	(7)
Net realized gain	39,983,148
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,070,300
Net change in unrealized appreciation (depreciation)	5,070,300
Net realized and unrealized gain	45,053,448
Net increase in net assets resulting from operations	$45,842,824
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment income	$789,376	$429,416
Net realized gain	39,983,148	175,997,167
Net change in unrealized appreciation (depreciation)	5,070,300	47,386,606
Net increase in net assets resulting from operations	45,842,824	223,813,189
Distributions to shareholders
Net investment income and net realized gains
Class A	(193,277)	(1,395,410)
Institutional Class	(51,201,601)	(330,271,081)
Total distributions to shareholders	(51,394,878)	(331,666,491)
Increase (decrease) in net assets from capital stock activity	146,610,515	(92,435,093)
Total increase (decrease) in net assets	141,058,461	(200,288,395)
Net assets at beginning of period	1,965,765,252	2,166,053,647
Net assets at end of period	$2,106,823,713	$1,965,765,252

	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	295	3,924
Distributions reinvested	13,616	193,210	100,060	1,394,977
Redemptions	(57,002)	(824,393)	(210,266)	(3,054,721)
Net decrease	(43,386)	(631,183)	(109,911)	(1,655,820)
Institutional Class
Subscriptions	19,869,226	285,425,151	32,674,878	471,193,247
Distributions reinvested	3,646,838	51,201,601	23,950,456	330,270,597
Redemptions	(13,203,840)	(189,385,054)	(62,703,299)	(892,243,117)
Net increase (decrease)	10,312,224	147,241,698	(6,077,965)	(90,779,273)
Total net increase (decrease)	10,268,838	146,610,515	(6,187,876)	(92,435,093)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2019 (Unaudited)	$14.25	(0.01)	0.32	0.31	—	(0.35)	(0.35)
Year Ended 3/31/2019	$15.04	(0.03)	1.51	1.48	—	(2.27)	(2.27)
Year Ended 3/31/2018	$13.04	(0.02)	2.67	2.65	—	(0.65)	(0.65)
Year Ended 3/31/2017	$12.14	(0.03)	1.94	1.91	—	(1.01)	(1.01)
Year Ended 3/31/2016	$13.79	(0.05)	(0.52)	(0.57)	—	(1.08)	(1.08)
Year Ended 3/31/2015	$13.95	(0.09)	1.75	1.66	—	(1.82)	(1.82)
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$14.09	0.01	0.31	0.32	(0.00) (f)	(0.35)	(0.35)
Year Ended 3/31/2019	$14.86	0.00 (f)	1.50	1.50	—	(2.27)	(2.27)
Year Ended 3/31/2018	$12.89	0.01	2.64	2.65	(0.02)	(0.66)	(0.68)
Year Ended 3/31/2017(g)	$11.74	0.01	1.14	1.15	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2019 (Unaudited)	$14.21	2.18%	1.12% (c)	1.06% (c)	(0.18%) (c)	13%	$7,666
Year Ended 3/31/2019	$14.25	10.80%	1.13% (d)	1.13% (d)	(0.23%)	41%	$8,304
Year Ended 3/31/2018	$15.04	20.83%	1.13%	1.13%	(0.17%)	50%	$10,420
Year Ended 3/31/2017	$13.04	16.45%	1.13%	1.13%	(0.25%)	48%	$16,678
Year Ended 3/31/2016	$12.14	(4.80%)	1.12% (e)	1.12% (e)	(0.39%)	39%	$2,553,169
Year Ended 3/31/2015	$13.79	13.24%	1.16%	1.16%	(0.64%)	48%	$1,833,649
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$14.06	2.28%	0.87% (c)	0.80% (c)	0.08% (c)	13%	$2,099,158
Year Ended 3/31/2019	$14.09	11.09%	0.88% (d)	0.88% (d)	0.02%	41%	$1,957,462
Year Ended 3/31/2018	$14.86	21.09%	0.85%	0.85%	0.09%	50%	$2,155,633
Year Ended 3/31/2017(g)	$12.89	9.80%	0.89% (c)	0.89% (c)	0.38% (c)	48%	$2,207,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	17

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge. During the fourth quarter of 2019, the Fund will commence operations of Institutional 3 Class shares. During the first quarter of 2020, Class A shares will merge, in a tax-free transaction, into Institutional Class shares and Class A shares will no longer be offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2019 was 0.69% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. each of which, together with the Investment Manager, manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
20	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended September 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Institutional Class	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares. However, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through July 31, 2020	Prior to July 1, 2019
Class A	0.99%	1.15%
Institutional Class	0.74	0.90
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,574,101,000	584,953,000	(57,003,000)	527,950,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2019 as arising on April 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	2,346,354
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $349,438,582 and $260,436,722, respectively, for the six months ended September 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2019.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Shareholder concentration risk
At September 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager and Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. (the Subadvisers) with respect to Multi-Manager Growth Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	25

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadvisers’ investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadvisers for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on each Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring each Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although
26	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the seventy-eighth, ninety-second and eightieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	27

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution
28	Multi-Manager Growth Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2019	29

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Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR117_03_J01_(11/19)

SemiAnnual Report
September 30, 2019
Columbia Pacific/Asia Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Pacific/Asia Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Pacific/Asia Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Daisuke Nomoto, CMA (SAAJ)
Lead Portfolio Manager
Managed Fund since 2008
Jasmine (Weili) Huang*, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2008
Christine Seng, CFA
Portfolio Manager
Managed Fund since 2014
*Jasmine Huang is on a medical leave of absence.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	2.22	-0.53	6.99	6.87
	Including sales charges		-3.64	-6.22	5.74	6.23
Advisor Class*		03/19/13	2.37	-0.26	7.24	7.17
Class C	Excluding sales charges	03/31/08	1.89	-1.28	6.18	6.10
	Including sales charges		0.90	-2.20	6.18	6.10
Institutional Class		12/31/92	2.38	-0.26	7.25	7.17
Institutional 3 Class*		03/01/17	2.45	-0.09	7.35	7.22
MSCI AC Asia Pacific Index (Net)			-0.55	-2.91	4.71	5.43
MSCI EAFE Index (Net)			2.57	-1.34	3.27	4.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Pacific/Asia Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2019)
Alibaba Group Holding Ltd., ADR (China)	4.5
Samsung Electronics Co., Ltd. (South Korea)	4.4
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	4.2
Tencent Holdings Ltd. (China)	4.2
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.8
AIA Group Ltd. (Hong Kong)	2.6
CSL Ltd. (Australia)	2.4
Macquarie Group Ltd. (Australia)	2.3
DBS Group Holdings Ltd. (Singapore)	2.2
Link REIT (The) (Hong Kong)	2.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at September 30, 2019)
Communication Services	9.9
Consumer Discretionary	13.1
Consumer Staples	5.5
Energy	1.1
Financials	21.6
Health Care	9.2
Industrials	8.8
Information Technology	16.6
Materials	3.8
Real Estate	8.3
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at September 30, 2019)
Australia	8.9
China	18.5
Hong Kong	7.0
India	6.3
Indonesia	2.6
Japan	37.3
Philippines	1.1
Singapore	4.8
South Korea	4.3
Taiwan	4.1
Thailand	0.9
United Kingdom	2.0
United States(a)	2.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Pacific/Asia Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.20	1,017.59	7.77	7.75	1.52
Advisor Class	1,000.00	1,000.00	1,023.70	1,018.80	6.55	6.53	1.28
Class C	1,000.00	1,000.00	1,018.90	1,013.80	11.58	11.55	2.27
Institutional Class	1,000.00	1,000.00	1,023.80	1,018.80	6.55	6.53	1.28
Institutional 3 Class	1,000.00	1,000.00	1,024.50	1,019.76	5.58	5.56	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until July 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.60% for Class A, 1.35% for Advisor Class, 2.35% for Class C, 1.35% for Institutional Class and 1.16% for Institutional 3 Class. Any amounts waived will not be reimbursed by the Fund. This change was effective August 1, 2019. If this change had been in place for the entire six month period ended September 30, 2019, the actual expenses paid would have been $8.07 for Class A, $6.85 for Advisor Class, $11.94 for Class C, $6.80 for Institutional Class and $5.83 for Institutional 3 Class; and the hypothetical expenses paid would have been $8.06 for Class A, $6.84 for Advisor Class, $11.91 for Class C, $6.79 for Institutional Class and $5.82 for Institutional 3 Class.
Columbia Pacific/Asia Fund | Semiannual Report 2019	5

Portfolio of Investments
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 8.9%
Ansell Ltd.	124,029	2,295,951
CSL Ltd.	23,539	3,721,796
Macquarie Group Ltd.	41,073	3,640,799
Newcrest Mining Ltd.	116,660	2,692,007
Vicinity Centres	1,087,159	1,886,206
Total		14,236,759
China 18.4%
Alibaba Group Holding Ltd., ADR(a)	41,394	6,922,319
BeiGene Ltd., ADR(a)	6,323	774,314
China Construction Bank Corp., Class H	1,650,000	1,257,233
Foshan Haitian Flavouring & Food Co., Ltd., Class A	111,542	1,720,095
Guangdong Investment Ltd.	929,000	1,818,168
Kweichow Moutai Co., Ltd., Class A	12,072	1,946,235
NetEase, Inc., ADR	7,610	2,025,630
New Oriental Education & Technology Group, Inc., ADR(a)	18,624	2,062,794
Ping An Insurance Group Co. of China Ltd., Class H	382,800	4,399,795
Tencent Holdings Ltd.	154,800	6,474,962
Total		29,401,545
Hong Kong 7.0%
AIA Group Ltd.	429,600	4,051,579
BOC Hong Kong Holdings Ltd.	440,500	1,494,713
Hong Kong Exchanges and Clearing Ltd.	74,700	2,189,460
Link REIT (The)	305,000	3,364,414
Total		11,100,166
India 6.3%
Eicher Motors Ltd.	5,489	1,377,900
HDFC Bank Ltd., ADR	55,104	3,143,683
Indraprastha Gas Ltd.	298,543	1,474,293
Petronet LNG Ltd.	440,027	1,614,872
Tata Consultancy Services Ltd.	79,458	2,353,732
Total		9,964,480
Indonesia 2.6%
PT Ace Hardware Indonesia Tbk	9,970,100	1,243,552
PT Bank Rakyat Indonesia Persero Tbk	9,718,100	2,821,795
Total		4,065,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 37.2%
Amano Corp.	40,600	1,241,623
Asahi Intecc Co., Ltd.	25,200	664,866
Bandai Namco Holdings, Inc.	14,200	885,478
Benefit One, Inc.	18,000	341,695
BrainPad, Inc.(a)	9,300	529,228
Comture Corp.	43,200	818,124
Dai-ichi Life Holdings, Inc.	132,900	2,020,465
Daiichi Sankyo Co., Ltd.	31,300	1,977,828
Daikin Industries Ltd.	19,100	2,519,083
Elecom Co., Ltd.	46,900	1,843,606
Hoya Corp.	28,200	2,309,662
ITOCHU Corp.	104,700	2,168,716
JustSystems Corp.	20,500	779,285
Kao Corp.	38,400	2,848,394
Katitas Co., Ltd.	18,800	775,740
Keyence Corp.	4,200	2,614,316
Kinden Corp.	79,400	1,180,761
Kirin Holdings Co., Ltd.	36,000	766,074
Koito Manufacturing Co., Ltd.	22,200	1,092,771
Koshidaka Holdings Co., Ltd.	43,200	688,618
Lasertec Corp.	24,100	1,522,986
Milbon Co., Ltd.	11,800	583,781
Mitsubishi Corp.	60,300	1,484,762
Mitsubishi UFJ Financial Group, Inc.	287,600	1,464,707
Nakanishi, Inc.	25,500	403,019
Nidec Corp.	10,800	1,462,552
Nihon M&A Center, Inc.	35,500	1,004,184
Nintendo Co., Ltd.	5,500	2,048,730
Nippon Telegraph & Telephone Corp.	55,700	2,664,895
Obic Co., Ltd.	6,600	756,305
ORIX Corp.	106,390	1,591,488
ORIX JREIT, Inc.	482	1,052,792
PeptiDream, Inc.(a)	20,600	984,664
Recruit Holdings Co., Ltd.	58,700	1,793,491
Shoei Co., Ltd.	15,300	643,847
SoftBank Group Corp.	39,500	1,558,687
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Pacific/Asia Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Corp.	36,700	2,169,270
Takeda Pharmaceutical Co., Ltd.	35,800	1,228,501
Takuma Co., Ltd.	152,900	1,739,714
Tokio Marine Holdings, Inc.	9,600	515,013
Toyota Motor Corp.	41,900	2,814,014
Unicharm Corp.	22,600	718,319
ValueCommerce Co., Ltd.	41,800	663,288
ZOZO, Inc.	20,500	474,863
Total		59,410,205
Philippines 1.1%
Ayala Land, Inc.	1,866,110	1,781,018
Singapore 4.7%
CapitaLand Ltd.	656,400	1,677,873
DBS Group Holdings Ltd.	192,800	3,487,967
Mapletree Commercial Trust	1,449,970	2,403,621
Total		7,569,461
South Korea 4.3%
Samsung Electronics Co., Ltd.	166,886	6,832,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	139,510	6,484,425
Thailand 0.9%
Tisco Financial Group PCL, Foreign Registered Shares	437,800	1,467,318
United Kingdom 2.0%
Rio Tinto PLC, ADR	62,199	3,239,946
Total Common Stocks (Cost $104,631,858)		155,553,660

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	3,511,754	3,511,403
Total Money Market Funds (Cost $3,511,403)		3,511,403
Total Investments in Securities (Cost $108,143,261)		159,065,063
Other Assets & Liabilities, Net		465,446
Net Assets		$159,530,509

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,454,000 AUD	1,670,722 USD	State Street	10/30/2019	12,609	—
11,348,000 CNY	1,588,244 USD	State Street	10/30/2019	—	(4,885)
260,000 GBP	317,616 USD	State Street	10/30/2019	—	(2,467)
11,336,466,000 IDR	802,908 USD	State Street	10/30/2019	5,852	—
201,782,000 JPY	1,877,449 USD	State Street	10/30/2019	7,394	—
191,182,000 KRW	158,578 USD	State Street	10/30/2019	—	(1,023)
4,620,000 SGD	3,338,044 USD	State Street	10/30/2019	—	(5,726)
2,282,721 USD	70,246,000 TWD	State Street	10/30/2019	—	(14,791)
Total				25,855	(28,892)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,513,234	28,259,719	(28,261,199)	3,511,754	(2)	—	57,272	3,511,403
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CNY	China Yuan Renminbi
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Pacific/Asia Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	14,236,759	—	14,236,759
China	11,785,057	17,616,488	—	29,401,545
Hong Kong	—	11,100,166	—	11,100,166
India	3,143,683	6,820,797	—	9,964,480
Indonesia	—	4,065,347	—	4,065,347
Japan	—	59,410,205	—	59,410,205
Philippines	—	1,781,018	—	1,781,018
Singapore	—	7,569,461	—	7,569,461
South Korea	—	6,832,990	—	6,832,990
Taiwan	6,484,425	—	—	6,484,425
Thailand	—	1,467,318	—	1,467,318
United Kingdom	3,239,946	—	—	3,239,946
Total Common Stocks	24,653,111	130,900,549	—	155,553,660
Money Market Funds	3,511,403	—	—	3,511,403
Total Investments in Securities	28,164,514	130,900,549	—	159,065,063
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	25,855	—	25,855
Liability
Forward Foreign Currency Exchange Contracts	—	(28,892)	—	(28,892)
Total	28,164,514	130,897,512	—	159,062,026
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $104,631,858)	$155,553,660
Affiliated issuers (cost $3,511,403)	3,511,403
Unrealized appreciation on forward foreign currency exchange contracts	25,855
Receivable for:
Investments sold	559,123
Capital shares sold	34,473
Dividends	570,196
Foreign tax reclaims	31,466
Prepaid expenses	905
Trustees’ deferred compensation plan	50,133
Other assets	11,210
Total assets	160,348,424
Liabilities
Foreign currency (cost $543)	542
Unrealized depreciation on forward foreign currency exchange contracts	28,892
Payable for:
Investments purchased	540,186
Capital shares purchased	65,972
Foreign capital gains taxes deferred	23
Management services fees	12,403
Distribution and/or service fees	207
Transfer agent fees	3,943
Compensation of board members	1,143
Compensation of chief compliance officer	19
Custodian fees	92,401
Other expenses	22,051
Trustees’ deferred compensation plan	50,133
Total liabilities	817,915
Net assets applicable to outstanding capital stock	$159,530,509
Represented by
Paid in capital	108,016,775
Total distributable earnings (loss)	51,513,734
Total - representing net assets applicable to outstanding capital stock	$159,530,509
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Pacific/Asia Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
September 30, 2019 (Unaudited)
Class A
Net assets	$5,439,582
Shares outstanding	558,304
Net asset value per share	$9.74
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.33
Advisor Class
Net assets	$2,252,485
Shares outstanding	229,399
Net asset value per share	$9.82
Class C
Net assets	$1,199,148
Shares outstanding	126,865
Net asset value per share	$9.45
Institutional Class
Net assets	$16,672,470
Shares outstanding	1,701,591
Net asset value per share	$9.80
Institutional 3 Class
Net assets	$133,966,824
Shares outstanding	13,835,582
Net asset value per share	$9.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,387,555
Dividends — affiliated issuers	57,272
Foreign taxes withheld	(183,694)
Total income	2,261,133
Expenses:
Management services fees	761,961
Distribution and/or service fees
Class A	6,649
Class C	6,237
Transfer agent fees
Class A	5,363
Advisor Class	1,704
Class C	1,265
Institutional Class	12,098
Institutional 3 Class	5,345
Compensation of board members	8,751
Custodian fees	59,982
Printing and postage fees	5,733
Registration fees	42,635
Audit fees	15,326
Legal fees	1,719
Interest on collateral	510
Compensation of chief compliance officer	30
Other	7,721
Total expenses	943,029
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(41,857)
Expense reduction	(300)
Total net expenses	900,872
Net investment income	1,360,261
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,497,656
Investments — affiliated issuers	(2)
Foreign currency translations	(42,335)
Forward foreign currency exchange contracts	(296,696)
Net realized gain	3,158,623
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(517,567)
Foreign currency translations	3,580
Forward foreign currency exchange contracts	46,198
Foreign capital gains tax	(23)
Net change in unrealized appreciation (depreciation)	(467,812)
Net realized and unrealized gain	2,690,811
Net increase in net assets resulting from operations	$4,051,072
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Pacific/Asia Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment income	$1,360,261	$2,265,598
Net realized gain	3,158,623	9,525,952
Net change in unrealized appreciation (depreciation)	(467,812)	(28,896,938)
Net increase (decrease) in net assets resulting from operations	4,051,072	(17,105,388)
Distributions to shareholders
Net investment income and net realized gains
Class A	(173,098)	(442,748)
Advisor Class	(57,139)	(162,110)
Class C	(40,501)	(123,719)
Institutional Class	(356,301)	(2,911,627)
Institutional 3 Class	(4,958,836)	(13,490,977)
Class T		(144)
Total distributions to shareholders	(5,585,875)	(17,131,325)
Increase (decrease) in net assets from capital stock activity	1,586,284	(46,718,709)
Total increase (decrease) in net assets	51,481	(80,955,422)
Net assets at beginning of period	159,479,028	240,434,450
Net assets at end of period	$159,530,509	$159,479,028
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	206,221	2,028,484	190,899	1,953,953
Distributions reinvested	17,862	170,941	43,824	435,300
Redemptions	(191,301)	(1,885,995)	(241,107)	(2,509,293)
Net increase (decrease)	32,782	313,430	(6,384)	(120,040)
Advisor Class
Subscriptions	72,828	720,354	239,754	2,580,887
Distributions reinvested	5,923	57,040	16,033	161,851
Redemptions	(10,339)	(100,630)	(172,948)	(1,646,588)
Net increase	68,412	676,764	82,839	1,096,150
Class C
Subscriptions	14,619	141,026	44,419	458,923
Distributions reinvested	4,355	40,501	12,710	123,719
Redemptions	(25,920)	(247,453)	(62,471)	(617,339)
Net decrease	(6,946)	(65,926)	(5,342)	(34,697)
Institutional Class
Subscriptions	728,928	7,037,526	1,298,587	13,507,313
Distributions reinvested	34,345	330,054	268,164	2,843,116
Redemptions	(94,909)	(929,905)	(5,487,044)	(55,301,662)
Net increase (decrease)	668,364	6,437,675	(3,920,293)	(38,951,233)
Institutional 3 Class
Subscriptions	27,590	268,185	236,849	2,335,907
Distributions reinvested	519,343	4,928,565	1,308,268	12,799,800
Redemptions	(1,119,498)	(10,972,409)	(2,303,954)	(23,842,034)
Net decrease	(572,565)	(5,775,659)	(758,837)	(8,706,327)
Class T
Redemptions	—	—	(276)	(2,562)
Net decrease	—	—	(276)	(2,562)
Total net increase (decrease)	190,047	1,586,284	(4,608,293)	(46,718,709)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Pacific/Asia Fund | Semiannual Report 2019

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Columbia Pacific/Asia Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2019 (Unaudited)	$9.87	0.06	0.15	0.21	(0.08)	(0.26)	(0.34)
Year Ended 3/31/2019	$11.56	0.08	(0.89)	(0.81)	(0.02)	(0.86)	(0.88)
Year Ended 3/31/2018	$9.80	0.04	2.69	2.73	(0.09)	(0.88)	(0.97)
Year Ended 3/31/2017	$9.26	0.05	1.05	1.10	(0.02)	(0.54)	(0.56)
Year Ended 3/31/2016	$9.91	0.06	(0.64)	(0.58)	(0.04)	(0.03)	(0.07)
Year Ended 3/31/2015	$8.92	0.10	0.98	1.08	(0.09)	—	(0.09)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$9.94	0.09	0.14	0.23	(0.09)	(0.26)	(0.35)
Year Ended 3/31/2019	$11.63	0.11	(0.89)	(0.78)	(0.05)	(0.86)	(0.91)
Year Ended 3/31/2018	$9.86	0.05	2.71	2.76	(0.11)	(0.88)	(0.99)
Year Ended 3/31/2017	$9.31	0.14	0.99	1.13	(0.04)	(0.54)	(0.58)
Year Ended 3/31/2016	$9.96	0.07	(0.62)	(0.55)	(0.07)	(0.03)	(0.10)
Year Ended 3/31/2015	$8.96	0.12	0.98	1.10	(0.10)	—	(0.10)
Class C
Six Months Ended 9/30/2019 (Unaudited)	$9.60	0.03	0.15	0.18	(0.07)	(0.26)	(0.33)
Year Ended 3/31/2019	$11.32	0.00 (h)	(0.86)	(0.86)	—	(0.86)	(0.86)
Year Ended 3/31/2018	$9.63	(0.04)	2.62	2.58	(0.01)	(0.88)	(0.89)
Year Ended 3/31/2017	$9.15	(0.02)	1.04	1.02	(0.00) (h)	(0.54)	(0.54)
Year Ended 3/31/2016	$9.83	(0.01)	(0.64)	(0.65)	(0.00) (h)	(0.03)	(0.03)
Year Ended 3/31/2015	$8.86	0.03	0.97	1.00	(0.03)	—	(0.03)
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$9.92	0.08	0.15	0.23	(0.09)	(0.26)	(0.35)
Year Ended 3/31/2019	$11.62	0.11	(0.90)	(0.79)	(0.05)	(0.86)	(0.91)
Year Ended 3/31/2018	$9.84	0.07	2.70	2.77	(0.11)	(0.88)	(0.99)
Year Ended 3/31/2017	$9.30	0.07	1.05	1.12	(0.04)	(0.54)	(0.58)
Year Ended 3/31/2016	$9.95	0.08	(0.63)	(0.55)	(0.07)	(0.03)	(0.10)
Year Ended 3/31/2015	$8.95	0.12	0.99	1.11	(0.11)	—	(0.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Pacific/Asia Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2019 (Unaudited)	$9.74	2.22%	1.58% (c),(d)	1.52% (c),(d),(e)	1.30% (c)	20%	$5,440
Year Ended 3/31/2019	$9.87	(6.85%)	1.57% (d),(f)	1.51% (d),(e),(f)	0.81%	44%	$5,186
Year Ended 3/31/2018	$11.56	28.38%	1.55%	1.54% (e)	0.40%	49%	$6,147
Year Ended 3/31/2017	$9.80	12.50%	1.49% (g)	1.49% (e),(g)	0.48%	80%	$2,303
Year Ended 3/31/2016	$9.26	(5.88%)	1.52%	1.52% (e)	0.62%	73%	$3,190
Year Ended 3/31/2015	$9.91	12.17%	1.48%	1.48% (e)	1.03%	60%	$2,496
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$9.82	2.37%	1.34% (c),(d)	1.28% (c),(d),(e)	1.72% (c)	20%	$2,252
Year Ended 3/31/2019	$9.94	(6.54%)	1.32% (d),(f)	1.26% (d),(e),(f)	1.11%	44%	$1,599
Year Ended 3/31/2018	$11.63	28.58%	1.32%	1.30% (e)	0.47%	49%	$909
Year Ended 3/31/2017	$9.86	12.82%	1.27% (g)	1.27% (e),(g)	1.53%	80%	$23
Year Ended 3/31/2016	$9.31	(5.61%)	1.25%	1.25% (e)	0.72%	73%	$4
Year Ended 3/31/2015	$9.96	12.42%	1.26%	1.26% (e)	1.28%	60%	$25
Class C
Six Months Ended 9/30/2019 (Unaudited)	$9.45	1.89%	2.34% (c),(d)	2.27% (c),(d),(e)	0.54% (c)	20%	$1,199
Year Ended 3/31/2019	$9.60	(7.52%)	2.32% (d),(f)	2.26% (d),(e),(f)	0.04%	44%	$1,285
Year Ended 3/31/2018	$11.32	27.27%	2.30%	2.29% (e)	(0.38%)	49%	$1,576
Year Ended 3/31/2017	$9.63	11.79%	2.24% (g)	2.24% (e),(g)	(0.25%)	80%	$854
Year Ended 3/31/2016	$9.15	(6.64%)	2.27%	2.27% (e)	(0.13%)	73%	$1,080
Year Ended 3/31/2015	$9.83	11.36%	2.23%	2.23% (e)	0.33%	60%	$368
Institutional Class
Six Months Ended 9/30/2019 (Unaudited)	$9.80	2.38%	1.33% (c),(d)	1.28% (c),(d),(e)	1.62% (c)	20%	$16,672
Year Ended 3/31/2019	$9.92	(6.63%)	1.29% (d),(f)	1.26% (d),(e),(f)	1.06%	44%	$10,246
Year Ended 3/31/2018	$11.62	28.76%	1.29%	1.28% (e)	0.67%	49%	$57,538
Year Ended 3/31/2017	$9.84	12.72%	1.24% (g)	1.24% (e),(g)	0.73%	80%	$63,870
Year Ended 3/31/2016	$9.30	(5.61%)	1.27%	1.27% (e)	0.81%	73%	$83,696
Year Ended 3/31/2015	$9.95	12.51%	1.23%	1.23% (e)	1.28%	60%	$78,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$9.80	0.09	0.14	0.23	(0.09)	(0.26)	(0.35)
Year Ended 3/31/2019	$11.49	0.13	(0.89)	(0.76)	(0.07)	(0.86)	(0.93)
Year Ended 3/31/2018	$9.75	0.09	2.66	2.75	(0.13)	(0.88)	(1.01)
Year Ended 3/31/2017(i)	$9.51	0.12	0.12	0.24	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class
03/31/2017	0.01%	0.01%	0.01%	0.01%

(h)	Rounds to zero.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Pacific/Asia Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$9.68	2.45%	1.14% (c),(d)	1.09% (c),(d)	1.73% (c)	20%	$133,967
Year Ended 3/31/2019	$9.80	(6.41%)	1.13% (d),(f)	1.07% (d),(f)	1.23%	44%	$141,163
Year Ended 3/31/2018	$11.49	28.82%	1.11%	1.11%	0.83%	49%	$174,262
Year Ended 3/31/2017(i)	$9.75	2.52%	1.12% (c)	1.12% (c)	15.80% (c)	80%	$146,742
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	19

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals, to omnibus retirement plans or to institutional investors and certain other investors as described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Pacific/Asia Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Pacific/Asia Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
22	Columbia Pacific/Asia Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	25,855

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	28,892
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(296,696)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	46,198
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2019:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	77,034	(44,417)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2019.
Columbia Pacific/Asia Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2019:
State Street ($)
Assets
Forward foreign currency exchange contracts	25,855
Liabilities
Forward foreign currency exchange contracts	28,892
Total financial and derivative net assets	(3,037)
Total collateral received (pledged) (a)	-
Net amount (b)	(3,037)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24	Columbia Pacific/Asia Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2019 was 0.95% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Pacific/Asia Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended September 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Class C	0.20
Institutional Class	0.20
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2019, these minimum account balance fees reduced total expenses of the Fund by $300.
26	Columbia Pacific/Asia Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	4,713
Class C	—	1.00 (b)	585

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2019 through July 31, 2020	Prior to August 1, 2019
Class A	1.60%	1.50%
Advisor Class	1.35	1.25
Class C	2.35	2.25
Institutional 2 Class	1.35	1.25
Institutional 3 Class	1.16	1.06
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Pacific/Asia Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
108,143,000	52,917,000	(1,998,000)	50,919,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $31,181,482 and $33,685,301, respectively, for the six months ended September 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective
28	Columbia Pacific/Asia Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2019.
Note 9. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At September 30, 2019, affiliated shareholders of record owned 82.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Pacific/Asia Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Pacific/Asia Fund | Semiannual Report 2019

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Pacific/Asia Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Pacific/Asia Fund | Semiannual Report 2019	31

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the fortieth, fortieth, and fortieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
32	Columbia Pacific/Asia Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Pacific/Asia Fund | Semiannual Report 2019	33

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
34	Columbia Pacific/Asia Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Pacific/Asia Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR209_03_J01_(11/19)

SemiAnnual Report
September 30, 2019
Columbia Solutions Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Solutions Aggressive Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Aggressive Portfolio  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Columbia Solutions Aggressive Portfolio	10/24/17	7.41	10.25	8.85
MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net)		4.56	3.18	6.26
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2019)
Foreign Government Obligations	14.4
Money Market Funds	64.3
Options Purchased Calls	0.2
U.S. Treasury Obligations	21.1
Total	100.0
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	41.8	—	41.8
Equity Derivative Contracts	93.2	—	93.2
Foreign Currency Derivative Contracts	6.8	(41.8)	(35.0)
Total Notional Market Value of Derivative Contracts	141.8	(41.8)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Aggressive Portfolio	1,000.00	1,000.00	1,074.10	1,025.22	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	5

Portfolio of Investments
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 11.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.8%
Canadian Government Bond
06/01/2027	1.000%	CAD	28,000	20,565
06/01/2028	2.000%	CAD	41,000	32,541
Total				53,106
France 0.8%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	19,000	26,141
11/25/2028	0.750%	EUR	18,000	21,565
05/25/2048	2.000%	EUR	5,000	7,664
Total				55,370
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	27,000	39,811
09/01/2046	3.250%	EUR	16,000	22,921
Total				62,732
Japan 2.7%
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	1,750,000	16,488
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	4,350,000	44,984
06/20/2048	0.700%	JPY	2,900,000	29,424
09/20/2048	0.900%	JPY	3,800,000	40,495
03/20/2049	0.500%	JPY	4,050,000	38,882
06/20/2049	0.400%	JPY	1,850,000	17,244
Total				187,517
New Zealand 1.7%
New Zealand Government Bond
04/15/2025	2.750%	NZD	68,000	46,840
04/20/2029	3.000%	NZD	43,000	31,565
New Zealand Government Bond(c)
04/15/2027	4.500%	NZD	48,000	37,689
Total				116,094
South Africa 2.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,150,000	84,752
01/31/2030	8.000%	ZAR	1,335,000	82,280
Total				167,032
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 1.6%
Korea Treasury Bond
12/10/2028	2.375%	KRW	71,000,000	64,443
06/10/2029	1.875%	KRW	50,000,000	43,607
Total				108,050
United Kingdom 0.8%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	27,000	36,802
01/22/2045	3.500%	GBP	11,000	21,197
Total				57,999
Total Foreign Government Obligations (Cost $796,959)				807,900

U.S. Treasury Obligations 17.2%

U.S. Treasury
08/31/2026	1.375%		295,000	290,252
08/15/2027	2.250%		101,000	105,592
11/15/2027	2.250%		98,000	102,533
02/15/2028	2.750%		93,000	100,978
05/15/2028	2.875%		90,000	98,789
11/15/2028	3.125%		85,000	95,439
02/15/2029	2.625%		84,000	90,930
05/15/2029	2.375%		83,000	88,162
08/15/2029	1.625%		211,000	210,044
Total U.S. Treasury Obligations (Cost $1,138,664)				1,182,719

Options Purchased Calls 0.1%
Value ($)
(Cost $9,113)	8,925

Money Market Funds 52.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(e)	3,597,174	3,596,814
Total Money Market Funds (Cost $3,596,835)		3,596,814
Total Investments in Securities (Cost: $5,541,571)		5,596,358
Other Assets & Liabilities, Net		1,302,887
Net Assets		6,899,245
At September 30, 2019, securities and/or cash totaling $392,984 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
52,775,000 KRW	44,317 USD	Citi	10/11/2019	217	—
76,133,000 KRW	62,775 USD	Citi	10/11/2019	—	(844)
333,000 GBP	408,396 USD	HSBC	10/11/2019	—	(1,209)
105,084,000 JPY	988,865 USD	HSBC	10/11/2019	16,343	—
138,000 NOK	15,392 USD	HSBC	10/11/2019	221	—
185,000 NZD	118,134 USD	HSBC	10/11/2019	2,262	—
582,000 SEK	60,307 USD	HSBC	10/11/2019	1,146	—
96,000 SEK	9,756 USD	HSBC	10/11/2019	—	(3)
50,000 SGD	36,054 USD	HSBC	10/11/2019	—	(125)
166,695 USD	17,886,000 JPY	HSBC	10/11/2019	—	(1,166)
551 USD	11,000 MXN	HSBC	10/11/2019	5	—
223 USD	2,000 NOK	HSBC	10/11/2019	—	(3)
8,895 USD	87,000 SEK	HSBC	10/11/2019	—	(51)
5,765 USD	8,000 SGD	HSBC	10/11/2019	23	—
1,373,000 ZAR	89,790 USD	HSBC	10/11/2019	—	(750)
260,000 AUD	176,009 USD	Morgan Stanley	10/11/2019	461	—
37,000 AUD	24,972 USD	Morgan Stanley	10/11/2019	—	(10)
113,000 CAD	84,919 USD	Morgan Stanley	10/11/2019	—	(386)
218,000 CHF	222,648 USD	Morgan Stanley	10/11/2019	4,034	—
29,000 CHF	29,078 USD	Morgan Stanley	10/11/2019	—	(3)
269,000 DKK	40,098 USD	Morgan Stanley	10/11/2019	797	—
954,043 EUR	1,058,804 USD	Morgan Stanley	10/11/2019	18,169	—
104,000 EUR	113,416 USD	Morgan Stanley	10/11/2019	—	(23)
144,000 GBP	175,318 USD	Morgan Stanley	10/11/2019	—	(1,810)
652,000 HKD	83,126 USD	Morgan Stanley	10/11/2019	—	(75)
17,515 USD	26,000 AUD	Morgan Stanley	10/11/2019	40	—
38,539 USD	51,000 CAD	Morgan Stanley	10/11/2019	—	(38)
24,308 USD	24,000 CHF	Morgan Stanley	10/11/2019	—	(240)
243,790 USD	223,000 EUR	Morgan Stanley	10/11/2019	—	(550)
125,134 USD	102,000 GBP	Morgan Stanley	10/11/2019	330	—
6,122 USD	48,000 HKD	Morgan Stanley	10/11/2019	3	—
1,210,000 ZAR	79,680 USD	Morgan Stanley	10/11/2019	—	(111)
Total				44,051	(7,397)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	12/2019	JPY	46,482,000	182	—
Australian 10-Year Bond	2	12/2019	AUD	294,699	877	—
Canadian Government 10-Year Bond	1	12/2019	CAD	142,600	—	(1,454)
Long Gilt	1	12/2019	GBP	134,240	425	—
MSCI EAFE Index Future	25	12/2019	USD	2,373,000	—	(27,352)
MSCI Emerging Markets Index	17	12/2019	USD	851,615	—	(28,769)
S&P 500 E-mini	30	12/2019	USD	4,467,750	—	(47,942)
S&P/TSX 60 Index	1	12/2019	CAD	199,220	513	—
S&P/TSX 60 Index	1	12/2019	CAD	199,220	—	(203)
U.S. Treasury 10-Year Note	5	12/2019	USD	651,563	—	(5,635)
U.S. Treasury 5-Year Note	6	12/2019	USD	714,891	—	(4,504)
Total					1,997	(115,859)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	744,625	5	3,070.00	12/20/2019	9,113	8,925

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	7

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.504	USD	974,000	1,357	—	—	1,357	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	255,000	29	—	—	29	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	424,000	(95)	—	—	—	(95)
Total								1,291	—	—	1,386	(95)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $213,790, which represents 3.10% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,456,754	6,345,220	(6,204,800)	3,597,174	(27)	18	46,959	3,596,814
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	807,900	—	807,900
U.S. Treasury Obligations	1,182,719	—	—	1,182,719
Options Purchased Calls	8,925	—	—	8,925
Money Market Funds	3,596,814	—	—	3,596,814
Total Investments in Securities	4,788,458	807,900	—	5,596,358
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	44,051	—	44,051
Futures Contracts	1,997	—	—	1,997
Swap Contracts	—	1,386	—	1,386
Liability
Forward Foreign Currency Exchange Contracts	—	(7,397)	—	(7,397)
Futures Contracts	(115,859)	—	—	(115,859)
Swap Contracts	—	(95)	—	(95)
Total	4,674,596	845,845	—	5,520,441
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	9

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,935,623)	$1,990,619
Affiliated issuers (cost $3,596,835)	3,596,814
Options purchased (cost $9,113)	8,925
Foreign currency (cost $414)	413
Margin deposits on:
Futures contracts	341,897
Swap contracts	51,087
Unrealized appreciation on forward foreign currency exchange contracts	44,051
Receivable for:
Investments sold	1,016,776
Dividends	6,628
Interest	11,834
Foreign tax reclaims	248
Variation margin for futures contracts	31,276
Variation margin for swap contracts	22,419
Expense reimbursement due from Investment Manager	846
Prepaid expenses	39
Trustees’ deferred compensation plan	7,768
Total assets	7,131,640
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,397
Payable for:
Investments purchased	20,091
Capital shares purchased	142,210
Variation margin for futures contracts	3,396
Compensation of board members	1,093
Compensation of chief compliance officer	1
Audit fees	17,387
Custodian fees	32,720
Other expenses	332
Trustees’ deferred compensation plan	7,768
Total liabilities	232,395
Net assets applicable to outstanding capital stock	$6,899,245
Represented by
Paid in capital	6,289,091
Total distributable earnings (loss)	610,154
Total - representing net assets applicable to outstanding capital stock	$6,899,245
Shares outstanding	634,579
Net asset value per share	10.87
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$46,959
Interest	27,602
Foreign taxes withheld	(161)
Total income	74,400
Expenses:
Compensation of board members	7,602
Custodian fees	21,515
Printing and postage fees	2,449
Audit fees	18,662
Legal fees	72
Compensation of chief compliance officer	1
Other	2,505
Total expenses	52,806
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,467)
Total net expenses	339
Net investment income	74,061
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	72,548
Investments — affiliated issuers	(27)
Foreign currency translations	(3,107)
Forward foreign currency exchange contracts	76,777
Futures contracts	503,276
Options purchased	(7,801)
Swap contracts	18,173
Net realized gain	659,839
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,982
Investments — affiliated issuers	18
Foreign currency translations	327
Forward foreign currency exchange contracts	6,457
Futures contracts	(276,664)
Options purchased	(188)
Swap contracts	(2,462)
Net change in unrealized appreciation (depreciation)	(246,530)
Net realized and unrealized gain	413,309
Net increase in net assets resulting from operations	$487,370
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment income	$74,061	$135,607
Net realized gain (loss)	659,839	(106,041)
Net change in unrealized appreciation (depreciation)	(246,530)	446,110
Net increase in net assets resulting from operations	487,370	475,676
Distributions to shareholders
Net investment income and net realized gains		(419,443)
Total distributions to shareholders	—	(419,443)
Decrease in net assets from capital stock activity	(21,964)	(179,727)
Total increase (decrease) in net assets	465,406	(123,494)
Net assets at beginning of period	6,433,839	6,557,333
Net assets at end of period	$6,899,245	$6,433,839

	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	40,780	423,993	372,365	3,733,960
Distributions reinvested	—	—	47,806	418,784
Redemptions	(41,810)	(445,957)	(435,536)	(4,332,471)
Total net decrease	(1,030)	(21,964)	(15,365)	(179,727)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, portfolio turnover rate may be higher.
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31,
		2019	2018 (a)
Per share data
Net asset value, beginning of period	$10.12	$10.07	$10.00
Income from investment operations:
Net investment income	0.12	0.21	0.07
Net realized and unrealized gain	0.63	0.50	0.08
Total from investment operations	0.75	0.71	0.15
Less distributions to shareholders from:
Net investment income	—	(0.51)	—
Net realized gains	—	(0.15)	(0.08)
Total distributions to shareholders	—	(0.66)	(0.08)
Net asset value, end of period	$10.87	$10.12	$10.07
Total return	7.41%	8.05%	1.53%
Ratios to average net assets
Total gross expenses(b)	1.55% (c)	1.78%	1.10% (c)
Total net expenses(b),(d)	0.01% (c)	0.01%	0.01% (c)
Net investment income	2.18% (c)	2.08%	1.49% (c)
Supplemental data
Portfolio turnover	116%	149%	24%
Net assets, end of period (in thousands)	$6,899	$6,434	$6,557

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	13

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Columbia Solutions Aggressive Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to the Columbia Adaptive Retirement Funds and certain collective investment trusts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
14	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
16	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
18	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,386*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	513*
Equity risk	Investments, at value — Options Purchased	8,925
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	44,051
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,484*
Total		56,359

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	95*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	104,266*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,397
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	11,593*
Total		123,351

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	20,678	20,678
Equity risk	—	384,163	(7,801)	—	376,362
Foreign exchange risk	76,777	—	—	—	76,777
Interest rate risk	—	119,113	—	(2,505)	116,608
Total	76,777	503,276	(7,801)	18,173	590,425

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(5,837)	(5,837)
Equity risk	—	(245,928)	(188)	—	(246,116)
Foreign exchange risk	6,457	—	—	—	6,457
Interest rate risk	—	(30,736)	—	3,375	(27,361)
Total	6,457	(276,664)	(188)	(2,462)	(272,857)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,774,542
Credit default swap contracts — sell protection	1,371,500

Derivative instrument	Average value ($)*
Options contracts — purchased	4,463

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	23,938*	(11,419)*
Interest rate swap contracts	—**	(175)**

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2019.
**	Based on the ending daily outstanding amounts for the six months ended September 30, 2019.
20	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2019:
	Citi ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	22,419	22,419
Forward foreign currency exchange contracts	217	20,000	-	23,834	-	44,051
Options purchased calls	-	-	8,925	-	-	8,925
Total assets	217	20,000	8,925	23,834	22,419	75,395
Liabilities
Forward foreign currency exchange contracts	844	3,307	-	3,246	-	7,397
Total liabilities	844	3,307	-	3,246	-	7,397
Total financial and derivative net assets	(627)	16,693	8,925	20,588	22,419	67,998
Total collateral received (pledged) (c)	-	-	-	-	-	-
Net amount (d)	(627)	16,693	8,925	20,588	22,419	67,998

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
22	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2029, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,542,000	125,000	(147,000)	(22,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,799,217 and $3,163,983, respectively, for the six months ended September 30, 2019, of which $1,460,283 and $1,328,477, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2019.
24	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At September 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Solutions Aggressive Portfolio (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	27

Board Consideration and Approval of Management
Agreement  (continued)

Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information and analysis provided by the independent fee consultant.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
28	Columbia Solutions Aggressive Portfolio | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide transfer agency and shareholder services to the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2019	29

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Columbia Solutions Aggressive Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_J01_(11/19)

SemiAnnual Report
September 30, 2019
Columbia Solutions Conservative Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Solutions Conservative Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Conservative Portfolio  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Columbia Solutions Conservative Portfolio	10/24/17	3.71	7.64	5.43
Bloomberg Barclays Global Aggregate Hedged USD Index		5.59	10.65	5.78
Blended Benchmark		5.45	9.03	6.08
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg Barclays Global Aggregate Hedged USD Index is an unmanaged index that is comprised of several other Barclays indexes that measure fixed-income performance of regions around the world while hedging the currency back to the US dollar.
The Blended Benchmark consists of 25% MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) and 75% Bloomberg Barclays Global Aggregate Hedged USD Index. The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2019)
Foreign Government Obligations	11.3
Money Market Funds(a)	73.6
Options Purchased Calls	0.1
U.S. Treasury Obligations	15.0
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $5.4 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	62.0	(1.9)	60.1
Equity Derivative Contracts	70.3	0.0	70.3
Foreign Currency Derivative Contracts	10.6	(41.0)	(30.4)
Total Notional Market Value of Derivative Contracts	142.9	(42.9)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Conservative Portfolio	1,000.00	1,000.00	1,037.10	1,025.22	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	5

Portfolio of Investments
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 9.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.3%
Canadian Government Bond
06/01/2027	1.000%	CAD	35,000	25,706
France 0.5%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	15,000	20,638
11/25/2028	0.750%	EUR	15,000	17,971
05/25/2048	2.000%	EUR	5,000	7,664
Total				46,273
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	30,000	44,234
09/01/2046	3.250%	EUR	15,000	21,489
Total				65,723
Japan 2.6%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	9,500,000	91,071
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	2,650,000	24,967
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	2,450,000	25,336
06/20/2048	0.700%	JPY	2,250,000	22,829
09/20/2048	0.900%	JPY	2,150,000	22,912
03/20/2049	0.500%	JPY	2,250,000	21,601
06/20/2049	0.400%	JPY	1,800,000	16,778
Total				225,494
New Zealand 1.0%
New Zealand Government Bond
04/15/2025	2.750%	NZD	52,000	35,819
04/20/2029	3.000%	NZD	31,000	22,756
New Zealand Government Bond(c)
04/15/2027	4.500%	NZD	36,000	28,267
Total				86,842
South Africa 1.6%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,200,000	88,437
01/31/2030	8.000%	ZAR	896,000	55,223
Total				143,660
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 1.2%
Korea Treasury Bond
12/10/2028	2.375%	KRW	70,000,000	63,535
06/10/2029	1.875%	KRW	49,560,000	43,224
Total				106,759
United Kingdom 1.4%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	43,000	58,611
06/07/2032	4.250%	GBP	17,000	30,173
01/22/2044	3.250%	GBP	9,000	16,528
01/22/2045	3.500%	GBP	10,000	19,270
Total				124,582
Total Foreign Government Obligations (Cost $817,378)				825,039

U.S. Treasury Obligations 12.4%

U.S. Treasury
11/30/2024	2.125%		124,000	127,352
08/31/2026	1.375%		242,000	238,105
08/15/2027	2.250%		83,000	86,774
11/15/2027	2.250%		81,000	84,746
02/15/2028	2.750%		77,000	83,605
05/15/2028	2.875%		74,000	81,227
11/15/2028	3.125%		69,000	77,474
02/15/2029	2.625%		69,000	74,693
05/15/2029	2.375%		68,000	72,229
08/15/2029	1.625%		173,000	172,216
Total U.S. Treasury Obligations (Cost $1,057,062)				1,098,421

Options Purchased Calls 0.1%
Value ($)
(Cost $10,935)	10,710

Money Market Funds 61.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(e)	5,401,432	5,400,892
Total Money Market Funds (Cost $5,401,020)		5,400,892
Total Investments in Securities (Cost: $7,286,395)		7,335,062
Other Assets & Liabilities, Net		1,496,425
Net Assets		8,831,487
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
At September 30, 2019, securities and/or cash totaling $190,564 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
52,311,000 KRW	43,928 USD	Citi	10/11/2019	215	—
75,061,000 KRW	61,891 USD	Citi	10/11/2019	—	(832)
192,000 GBP	235,472 USD	HSBC	10/11/2019	—	(697)
71,800,000 JPY	675,295 USD	HSBC	10/11/2019	10,807	—
60,000 NOK	6,692 USD	HSBC	10/11/2019	96	—
139,000 NZD	88,760 USD	HSBC	10/11/2019	1,699	—
233,000 SEK	24,143 USD	HSBC	10/11/2019	459	—
103,000 SEK	10,467 USD	HSBC	10/11/2019	—	(3)
17,000 SGD	12,253 USD	HSBC	10/11/2019	—	(48)
159,359 USD	17,089,000 JPY	HSBC	10/11/2019	—	(1,206)
301 USD	6,000 MXN	HSBC	10/11/2019	3	—
8,076 USD	79,000 SEK	HSBC	10/11/2019	—	(46)
1,429,000 ZAR	93,452 USD	HSBC	10/11/2019	—	(781)
117,000 AUD	79,207 USD	Morgan Stanley	10/11/2019	210	—
42,000 AUD	28,346 USD	Morgan Stanley	10/11/2019	—	(11)
98,000 CAD	73,587 USD	Morgan Stanley	10/11/2019	—	(395)
87,000 CHF	88,855 USD	Morgan Stanley	10/11/2019	1,610	—
36,000 CHF	36,097 USD	Morgan Stanley	10/11/2019	—	(4)
108,000 DKK	16,099 USD	Morgan Stanley	10/11/2019	320	—
517,000 EUR	573,017 USD	Morgan Stanley	10/11/2019	9,093	—
116,000 EUR	126,502 USD	Morgan Stanley	10/11/2019	—	(26)
178,000 GBP	216,662 USD	Morgan Stanley	10/11/2019	—	(2,286)
330,000 HKD	42,078 USD	Morgan Stanley	10/11/2019	—	(33)
22,231 USD	33,000 AUD	Morgan Stanley	10/11/2019	50	—
54,408 USD	72,000 CAD	Morgan Stanley	10/11/2019	—	(54)
25,320 USD	25,000 CHF	Morgan Stanley	10/11/2019	—	(250)
221,101 USD	202,000 EUR	Morgan Stanley	10/11/2019	—	(767)
152,125 USD	124,000 GBP	Morgan Stanley	10/11/2019	401	—
8,163 USD	64,000 HKD	Morgan Stanley	10/11/2019	4	—
26,502 USD	402,000 ZAR	Morgan Stanley	10/11/2019	7	—
1,193,000 ZAR	78,561 USD	Morgan Stanley	10/11/2019	—	(110)
Total				24,974	(7,549)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	2	12/2019	JPY	30,988,000	121	—
Australian 10-Year Bond	2	12/2019	AUD	294,699	877	—
Canadian Government 10-Year Bond	1	12/2019	CAD	142,600	—	(1,454)
MSCI EAFE Index Future	11	12/2019	USD	1,044,120	—	(8,712)
MSCI Emerging Markets Index	6	12/2019	USD	300,570	—	(8,992)
S&P 500 E-mini	14	12/2019	USD	2,084,950	—	(16,095)
S&P/TSX 60 Index	1	12/2019	CAD	199,220	—	(203)
U.S. Treasury 10-Year Note	4	12/2019	USD	521,250	—	(4,508)
U.S. Treasury 5-Year Note	6	12/2019	USD	714,891	—	(4,340)
Total					998	(44,304)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	12/2019	EUR	(112,690)	—	(229)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	7

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	893,550	6	3,070.00	12/20/2019	10,935	10,710

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.504	USD	1,249,000	1,723	—	—	1,723	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	329,000	37	—	—	37	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	541,000	(122)	—	—	—	(122)
Total								1,638	—	—	1,760	(122)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $264,845, which represents 3.00% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	5,780,090	4,224,167	(4,602,825)	5,401,432	(78)	80	71,606	5,400,892
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Currency Legend  (continued)
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	825,039	—	825,039
U.S. Treasury Obligations	1,098,421	—	—	1,098,421
Options Purchased Calls	10,710	—	—	10,710
Money Market Funds	5,400,892	—	—	5,400,892
Total Investments in Securities	6,510,023	825,039	—	7,335,062
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	24,974	—	24,974
Futures Contracts	998	—	—	998
Swap Contracts	—	1,760	—	1,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	9

Portfolio of Investments  (continued)
September 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(7,549)	—	(7,549)
Futures Contracts	(44,533)	—	—	(44,533)
Swap Contracts	—	(122)	—	(122)
Total	6,466,488	844,102	—	7,310,590
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,874,440)	$1,923,460
Affiliated issuers (cost $5,401,020)	5,400,892
Options purchased (cost $10,935)	10,710
Foreign currency (cost $277)	277
Margin deposits on:
Futures contracts	125,681
Swap contracts	64,883
Unrealized appreciation on forward foreign currency exchange contracts	24,974
Receivable for:
Investments sold	1,342,038
Capital shares sold	1,100
Dividends	9,744
Interest	11,450
Foreign tax reclaims	119
Variation margin for futures contracts	10,204
Variation margin for swap contracts	29,417
Expense reimbursement due from Investment Manager	844
Prepaid expenses	50
Trustees’ deferred compensation plan	7,783
Total assets	8,963,626
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,549
Payable for:
Investments purchased	26,512
Capital shares purchased	35,510
Variation margin for futures contracts	3,391
Compensation of board members	1,094
Compensation of chief compliance officer	1
Audit fees	17,387
Custodian fees	32,575
Other expenses	337
Trustees’ deferred compensation plan	7,783
Total liabilities	132,139
Net assets applicable to outstanding capital stock	$8,831,487
Represented by
Paid in capital	8,339,995
Total distributable earnings (loss)	491,492
Total - representing net assets applicable to outstanding capital stock	$8,831,487
Shares outstanding	831,642
Net asset value per share	10.62
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	11

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$71,606
Interest	26,401
Foreign taxes withheld	(212)
Total income	97,795
Expenses:
Compensation of board members	7,616
Custodian fees	21,429
Printing and postage fees	2,450
Audit fees	18,662
Legal fees	93
Compensation of chief compliance officer	2
Other	2,526
Total expenses	52,778
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,340)
Total net expenses	438
Net investment income	97,357
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	63,661
Investments — affiliated issuers	(78)
Foreign currency translations	(2,648)
Forward foreign currency exchange contracts	44,289
Futures contracts	184,818
Options purchased	(10,402)
Swap contracts	26,068
Net realized gain	305,708
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,209
Investments — affiliated issuers	80
Foreign currency translations	127
Forward foreign currency exchange contracts	(244)
Futures contracts	(111,987)
Options purchased	(225)
Swap contracts	(4,297)
Net change in unrealized appreciation (depreciation)	(93,337)
Net realized and unrealized gain	212,371
Net increase in net assets resulting from operations	$309,728
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment income	$97,357	$169,609
Net realized gain	305,708	112,069
Net change in unrealized appreciation (depreciation)	(93,337)	172,887
Net increase in net assets resulting from operations	309,728	454,565
Distributions to shareholders
Net investment income and net realized gains		(304,126)
Total distributions to shareholders	—	(304,126)
Increase in net assets from capital stock activity	159,144	274,062
Total increase in net assets	468,872	424,501
Net assets at beginning of period	8,362,615	7,938,114
Net assets at end of period	$8,831,487	$8,362,615

	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	34,310	359,768	481,412	4,834,527
Distributions reinvested	—	—	31,411	303,750
Redemptions	(19,206)	(200,624)	(486,456)	(4,864,215)
Total net increase	15,104	159,144	26,367	274,062
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31,
		2019	2018 (a)
Per share data
Net asset value, beginning of period	$10.24	$10.05	$10.00
Income from investment operations:
Net investment income	0.12	0.21	0.06
Net realized and unrealized gain	0.26	0.36	0.03
Total from investment operations	0.38	0.57	0.09
Less distributions to shareholders from:
Net investment income	—	(0.30)	(0.03)
Net realized gains	—	(0.08)	(0.01)
Total distributions to shareholders	—	(0.38)	(0.04)
Net asset value, end of period	$10.62	$10.24	$10.05
Total return	3.71%	5.85%	0.90%
Ratios to average net assets
Total gross expenses(b)	1.21% (c)	1.44%	0.95% (c)
Total net expenses(b),(d)	0.01% (c)	0.01%	0.01% (c)
Net investment income	2.24% (c)	2.11%	1.45% (c)
Supplemental data
Portfolio turnover	133%	141%	30%
Net assets, end of period (in thousands)	$8,831	$8,363	$7,938

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Columbia Solutions Conservative Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to the Columbia Adaptive Retirement Funds and certain collective investment trusts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
16	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity risk, to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
18	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,760*
Equity risk	Investments, at value — Options Purchased	10,710
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	24,974
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	998*
Total		38,442

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	122*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	34,002*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,549
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	10,531*
Total		52,204

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
20	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	28,638	28,638
Equity risk	—	89,056	(10,402)	—	78,654
Foreign exchange risk	44,289	—	—	—	44,289
Interest rate risk	—	95,762	—	(2,570)	93,192
Total	44,289	184,818	(10,402)	26,068	244,773

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(7,759)	(7,759)
Equity risk	—	(83,873)	(225)	—	(84,098)
Foreign exchange risk	(244)	—	—	—	(244)
Interest rate risk	—	(28,114)	—	3,462	(24,652)
Total	(244)	(111,987)	(225)	(4,297)	(116,753)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	5,068,341
Futures contracts — short	188,646
Credit default swap contracts — sell protection	1,780,500

Derivative instrument	Average value ($)*
Options contracts — purchased	5,355

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	13,503*	(8,482)*
Interest rate swap contracts	—**	(142)**

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2019.
**	Based on the ending daily outstanding amounts for the six months ended September 30, 2019.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2019:
	Citi ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	29,417	29,417
Forward foreign currency exchange contracts	215	13,064	-	11,695	-	24,974
Options purchased calls	-	-	10,710	-	-	10,710
Total assets	215	13,064	10,710	11,695	29,417	65,101
Liabilities
Forward foreign currency exchange contracts	832	2,781	-	3,936	-	7,549
Total liabilities	832	2,781	-	3,936	-	7,549
Total financial and derivative net assets	(617)	10,283	10,710	7,759	29,417	57,552
Total collateral received (pledged) (c)	-	-	-	-	-	-
Net amount (d)	(617)	10,283	10,710	7,759	29,417	57,552

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
22	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2029, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,286,000	99,000	(75,000)	24,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
24	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,256,769 and $3,296,266, respectively, for the six months ended September 30, 2019, of which $1,900,161 and $1,762,089, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2019.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At September 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	27

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Solutions Conservative Portfolio (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
28	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information and analysis provided by the independent fee consultant.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2019	29

Board Consideration and Approval of Management
Agreement  (continued)

Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide transfer agency and shareholder services to the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
30	Columbia Solutions Conservative Portfolio | Semiannual Report 2019

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Columbia Solutions Conservative Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_J01_(11/19)

SemiAnnual Report
September 30, 2019
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Adaptive Retirement Funds  |  Semiannual Report 2019

Fund at a Glance
Columbia Adaptive Retirement 2020 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2020 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	3.74	7.11	5.11
Institutional 3 Class	10/24/17	3.74	7.11	5.11
Dow Jones Target 2020 Index		3.90	6.23	4.44
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2020 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.8
Exchange-Traded Funds	13.5
Money Market Funds	3.8
Multi-Asset/Tactical Strategies Funds	76.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	3

Fund at a Glance
Columbia Adaptive Retirement 2025 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2025 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	4.14	7.40	6.66
Institutional 3 Class	04/04/18	4.14	7.40	6.66
Dow Jones Target 2025 Index		3.77	5.50	4.62
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2025 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.8
Exchange-Traded Funds	13.5
Money Market Funds	3.8
Multi-Asset/Tactical Strategies Funds	76.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Fund at a Glance
Columbia Adaptive Retirement 2030 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2030 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	4.64	7.80	6.08
Institutional 3 Class	10/24/17	4.64	7.81	6.13
Dow Jones Target 2030 Index		3.59	4.48	4.99
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2030 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.8
Exchange-Traded Funds	13.6
Money Market Funds	3.7
Multi-Asset/Tactical Strategies Funds	76.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	5

Fund at a Glance
Columbia Adaptive Retirement 2035 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2035 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	5.23	8.20	7.82
Institutional 3 Class	04/04/18	5.23	8.20	7.82
Dow Jones Target 2035 Index		3.38	3.38	4.61
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2035 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.4
Money Market Funds	4.3
Multi-Asset/Tactical Strategies Funds	76.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Fund at a Glance
Columbia Adaptive Retirement 2040 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2040 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	5.71	8.52	6.87
Institutional 3 Class	10/24/17	5.71	8.53	6.87
Dow Jones Target 2040 Index		3.16	2.44	5.16
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2040 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.4
Money Market Funds	4.2
Multi-Asset/Tactical Strategies Funds	76.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	7

Fund at a Glance
Columbia Adaptive Retirement 2045 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2045 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	6.13	8.86	8.83
Institutional 3 Class	04/04/18	6.13	8.86	8.83
Dow Jones Target 2045 Index		2.99	1.66	4.41
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2045 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.4
Money Market Funds	4.7
Multi-Asset/Tactical Strategies Funds	76.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Fund at a Glance
Columbia Adaptive Retirement 2050 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2050 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	6.40	9.19	7.54
Institutional 3 Class	10/24/17	6.40	9.19	7.54
Dow Jones Target 2050 Index		2.88	1.22	5.13
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2050 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.5
Money Market Funds	4.0
Multi-Asset/Tactical Strategies Funds	76.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	9

Fund at a Glance
Columbia Adaptive Retirement 2055 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2055 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	6.42	9.12	9.14
Institutional 3 Class	04/04/18	6.42	9.12	9.14
Dow Jones Target 2055 Index		2.86	1.16	4.30
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2055 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.3
Money Market Funds	4.7
Multi-Asset/Tactical Strategies Funds	76.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Fund at a Glance
Columbia Adaptive Retirement 2060 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2060 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	6.40	9.22	7.51
Institutional 3 Class	10/24/17	6.40	9.22	7.51
Dow Jones Target 2060 Index		2.86	1.16	5.12
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2060 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2019)
Alternative Strategies Funds	5.7
Exchange-Traded Funds	13.5
Money Market Funds	4.0
Multi-Asset/Tactical Strategies Funds	76.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2020 Fund
Advisor Class	1,000.00	1,000.00	1,037.40	1,023.15	2.16	2.15	0.42	2.57	2.56	0.50
Institutional 3 Class	1,000.00	1,000.00	1,037.40	1,023.15	2.16	2.15	0.42	2.57	2.56	0.50
Columbia Adaptive Retirement 2025 Fund
Advisor Class	1,000.00	1,000.00	1,041.40	1,023.15	2.17	2.15	0.42	2.58	2.56	0.50
Institutional 3 Class	1,000.00	1,000.00	1,041.40	1,023.15	2.17	2.15	0.42	2.58	2.56	0.50
Columbia Adaptive Retirement 2030 Fund
Advisor Class	1,000.00	1,000.00	1,046.40	1,022.95	2.38	2.35	0.46	2.79	2.76	0.54
Institutional 3 Class	1,000.00	1,000.00	1,046.40	1,023.15	2.17	2.15	0.42	2.59	2.56	0.50
Columbia Adaptive Retirement 2035 Fund
Advisor Class	1,000.00	1,000.00	1,052.30	1,023.05	2.28	2.25	0.44	2.70	2.66	0.52
Institutional 3 Class	1,000.00	1,000.00	1,052.30	1,023.15	2.18	2.15	0.42	2.59	2.56	0.50
12	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
April 1, 2019 — September 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2040 Fund
Advisor Class	1,000.00	1,000.00	1,057.10	1,023.05	2.29	2.25	0.44	2.70	2.66	0.52
Institutional 3 Class	1,000.00	1,000.00	1,057.10	1,023.15	2.18	2.15	0.42	2.60	2.56	0.50
Columbia Adaptive Retirement 2045 Fund
Advisor Class	1,000.00	1,000.00	1,061.30	1,023.10	2.24	2.20	0.43	2.66	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	1,061.30	1,023.15	2.19	2.15	0.42	2.60	2.56	0.50
Columbia Adaptive Retirement 2050 Fund
Advisor Class	1,000.00	1,000.00	1,064.00	1,023.10	2.24	2.20	0.43	2.66	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	1,064.00	1,023.15	2.19	2.15	0.42	2.61	2.56	0.50
Columbia Adaptive Retirement 2055 Fund
Advisor Class	1,000.00	1,000.00	1,064.20	1,023.10	2.24	2.20	0.43	2.66	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	1,064.20	1,023.15	2.19	2.15	0.42	2.61	2.56	0.50
Columbia Adaptive Retirement 2060 Fund
Advisor Class	1,000.00	1,000.00	1,064.00	1,023.10	2.24	2.20	0.43	2.66	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	1,064.00	1,023.15	2.19	2.15	0.42	2.61	2.56	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for each Fund, account value at the end of the period would have been reduced.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	13

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	108,818	472,270
Total Alternative Strategies Funds (Cost $476,722)		472,270

Exchange-Traded Funds 14.0%

iShares JPMorgan USD Emerging Markets Bond ETF	1,385	156,990
iShares TIPS Bond ETF	2,723	316,657
iShares U.S. Real Estate ETF	5,092	476,306
Vanguard Mortgage-Backed Securities ETF	2,980	158,715
Total Exchange-Traded Funds (Cost $1,049,948)		1,108,668

Multi-Asset/Tactical Strategies Funds 79.5%

Columbia Solutions Aggressive Portfolio(a)	87,094	946,712
Columbia Solutions Conservative Portfolio(a)	503,791	5,350,261
Total Multi-Asset/Tactical Strategies Funds (Cost $5,897,122)		6,296,973

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	306,916	306,886
Total Money Market Funds (Cost $306,886)		306,886
Total Investments in Securities (Cost: $7,730,678)		8,184,797
Other Assets & Liabilities, Net		(267,867)
Net Assets		7,916,930
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	102,780	76,623	(70,585)	108,818	—	(72,309)	55,756	—	472,270
Columbia Short-Term Cash Fund, 2.073%
	305,155	718,729	(716,968)	306,916	—	2	—	1,923	306,886
Columbia Solutions Aggressive Portfolio
	93,945	4,688	(11,539)	87,094	—	6,559	65,233	—	946,712
Columbia Solutions Conservative Portfolio
	503,642	9,095	(8,946)	503,791	—	730	190,342	—	5,350,261
Total					—	(65,018)	311,331	1,923	7,076,129

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	472,270	—	—	—	472,270
Exchange-Traded Funds	1,108,668	—	—	—	1,108,668
Multi-Asset/Tactical Strategies Funds	—	—	—	6,296,973	6,296,973
Money Market Funds	306,886	—	—	—	306,886
Total Investments in Securities	1,887,824	—	—	6,296,973	8,184,797
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	15

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	51,105	221,794
Total Alternative Strategies Funds (Cost $223,859)		221,794

Exchange-Traded Funds 14.1%

iShares JPMorgan USD Emerging Markets Bond ETF	648	73,451
iShares TIPS Bond ETF	1,279	148,735
iShares U.S. Real Estate ETF	2,391	223,654
Vanguard Mortgage-Backed Securities ETF	1,395	74,297
Total Exchange-Traded Funds (Cost $490,919)		520,137

Multi-Asset/Tactical Strategies Funds 80.0%

Columbia Solutions Aggressive Portfolio(a)	72,675	789,976
Columbia Solutions Conservative Portfolio(a)	204,178	2,168,368
Total Multi-Asset/Tactical Strategies Funds (Cost $2,768,568)		2,958,344

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	147,347	147,333
Total Money Market Funds (Cost $147,333)		147,333
Total Investments in Securities (Cost: $3,630,679)		3,847,608
Other Assets & Liabilities, Net		(150,315)
Net Assets		3,697,293
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	47,677	36,573	(33,145)	51,105	—	(33,600)	25,860	—	221,794
Columbia Short-Term Cash Fund, 2.073%
	170,520	360,346	(383,519)	147,347	—	1	—	911	147,333
Columbia Solutions Aggressive Portfolio
	76,096	3,240	(6,661)	72,675	—	3,627	54,529	—	789,976
Columbia Solutions Conservative Portfolio
	201,621	7,115	(4,558)	204,178	—	(51)	76,840	—	2,168,368
Total					—	(30,023)	157,229	911	3,327,471

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	221,794	—	—	—	221,794
Exchange-Traded Funds	520,137	—	—	—	520,137
Multi-Asset/Tactical Strategies Funds	—	—	—	2,958,344	2,958,344
Money Market Funds	147,333	—	—	—	147,333
Total Investments in Securities	889,264	—	—	2,958,344	3,847,608
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	17

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	16,936	73,503
Total Alternative Strategies Funds (Cost $74,171)		73,503

Exchange-Traded Funds 14.0%

iShares JPMorgan USD Emerging Markets Bond ETF	218	24,710
iShares TIPS Bond ETF	424	49,307
iShares U.S. Real Estate ETF	792	74,084
Vanguard Mortgage-Backed Securities ETF	468	24,926
Total Exchange-Traded Funds (Cost $164,149)		173,027

Multi-Asset/Tactical Strategies Funds 79.3%

Columbia Solutions Aggressive Portfolio(a)	37,732	410,140
Columbia Solutions Conservative Portfolio(a)	53,759	570,921
Total Multi-Asset/Tactical Strategies Funds (Cost $910,204)		981,061

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	47,445	47,440
Total Money Market Funds (Cost $47,440)		47,440
Total Investments in Securities (Cost: $1,195,964)		1,275,031
Other Assets & Liabilities, Net		(37,085)
Net Assets		1,237,946
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	15,584	12,675	(11,323)	16,936	—	(10,888)	8,284	—	73,503
Columbia Short-Term Cash Fund, 2.073%
	52,252	183,702	(188,509)	47,445	—	1	—	321	47,440
Columbia Solutions Aggressive Portfolio
	38,636	1,882	(2,786)	37,732	—	1,438	28,232	—	410,140
Columbia Solutions Conservative Portfolio
	52,358	4,028	(2,627)	53,759	—	56	20,304	—	570,921
Total					—	(9,393)	56,820	321	1,102,004

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	73,503	—	—	—	73,503
Exchange-Traded Funds	173,027	—	—	—	173,027
Multi-Asset/Tactical Strategies Funds	—	—	—	981,061	981,061
Money Market Funds	47,440	—	—	—	47,440
Total Investments in Securities	293,970	—	—	981,061	1,275,031
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	19

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	18,398	79,848
Total Alternative Strategies Funds (Cost $80,508)		79,848

Exchange-Traded Funds 14.2%

iShares JPMorgan USD Emerging Markets Bond ETF	232	26,297
iShares TIPS Bond ETF	460	53,493
iShares U.S. Real Estate ETF	861	80,538
Vanguard Mortgage-Backed Securities ETF	498	26,524
Total Exchange-Traded Funds (Cost $177,970)		186,852

Multi-Asset/Tactical Strategies Funds 80.9%

Columbia Solutions Aggressive Portfolio(a)	57,945	629,858
Columbia Solutions Conservative Portfolio(a)	41,136	436,869
Total Multi-Asset/Tactical Strategies Funds (Cost $1,001,447)		1,066,727

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	59,219	59,213
Total Money Market Funds (Cost $59,213)		59,213
Total Investments in Securities (Cost: $1,319,138)		1,392,640
Other Assets & Liabilities, Net		(74,088)
Net Assets		1,318,552
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,509	15,262	(10,373)	18,398	—	(9,654)	7,175	—	79,848
Columbia Short-Term Cash Fund, 2.073%
	67,378	213,814	(221,973)	59,219	—	1	—	309	59,213
Columbia Solutions Aggressive Portfolio
	47,133	13,143	(2,331)	57,945	—	345	36,870	—	629,858
Columbia Solutions Conservative Portfolio
	31,957	10,925	(1,746)	41,136	—	(38)	12,789	—	436,869
Total					—	(9,346)	56,834	309	1,205,788

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	79,848	—	—	—	79,848
Exchange-Traded Funds	186,852	—	—	—	186,852
Multi-Asset/Tactical Strategies Funds	—	—	—	1,066,727	1,066,727
Money Market Funds	59,213	—	—	—	59,213
Total Investments in Securities	325,913	—	—	1,066,727	1,392,640
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	21

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	16,031	69,576
Total Alternative Strategies Funds (Cost $70,222)		69,576

Exchange-Traded Funds 13.9%

iShares JPMorgan USD Emerging Markets Bond ETF	202	22,897
iShares TIPS Bond ETF	401	46,632
iShares U.S. Real Estate ETF	751	70,248
Vanguard Mortgage-Backed Securities ETF	435	23,168
Total Exchange-Traded Funds (Cost $154,681)		162,945

Multi-Asset/Tactical Strategies Funds 79.4%

Columbia Solutions Aggressive Portfolio(a)	65,437	711,303
Columbia Solutions Conservative Portfolio(a)	20,624	219,023
Total Multi-Asset/Tactical Strategies Funds (Cost $854,447)		930,326

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	51,073	51,068
Total Money Market Funds (Cost $51,068)		51,068
Total Investments in Securities (Cost: $1,130,418)		1,213,915
Other Assets & Liabilities, Net		(42,063)
Net Assets		1,171,852
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	14,083	11,673	(9,725)	16,031	—	(9,667)	7,351	—	69,576
Columbia Short-Term Cash Fund, 2.073%
	47,862	149,987	(146,776)	51,073	—	1	—	302	51,068
Columbia Solutions Aggressive Portfolio
	63,510	6,131	(4,204)	65,437	—	1,601	49,359	—	711,303
Columbia Solutions Conservative Portfolio
	19,165	2,409	(950)	20,624	—	52	7,561	—	219,023
Total					—	(8,013)	64,271	302	1,050,970

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	69,576	—	—	—	69,576
Exchange-Traded Funds	162,945	—	—	—	162,945
Multi-Asset/Tactical Strategies Funds	—	—	—	930,326	930,326
Money Market Funds	51,068	—	—	—	51,068
Total Investments in Securities	283,589	—	—	930,326	1,213,915
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	23

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	15,035	65,251
Total Alternative Strategies Funds (Cost $65,816)		65,251

Exchange-Traded Funds 14.2%

iShares JPMorgan USD Emerging Markets Bond ETF	190	21,537
iShares TIPS Bond ETF	376	43,725
iShares U.S. Real Estate ETF	704	65,852
Vanguard Mortgage-Backed Securities ETF	409	21,783
Total Exchange-Traded Funds (Cost $144,177)		152,897

Multi-Asset/Tactical Strategies Funds 81.2%

Columbia Solutions Aggressive Portfolio(a)	73,274	796,490
Columbia Solutions Conservative Portfolio(a)	7,154	75,970
Total Multi-Asset/Tactical Strategies Funds (Cost $799,848)		872,460

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	53,851	53,846
Total Money Market Funds (Cost $53,846)		53,846
Total Investments in Securities (Cost: $1,063,687)		1,144,454
Other Assets & Liabilities, Net		(70,212)
Net Assets		1,074,242
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,484	11,638	(10,087)	15,035	—	(9,453)	7,172	—	65,251
Columbia Short-Term Cash Fund, 2.073%
	65,198	135,885	(147,232)	53,851	—	1	—	302	53,846
Columbia Solutions Aggressive Portfolio
	72,550	3,589	(2,865)	73,274	—	655	54,878	—	796,490
Columbia Solutions Conservative Portfolio
	6,794	737	(377)	7,154	—	(19)	2,600	—	75,970
Total					—	(8,816)	64,650	302	991,557

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	65,251	—	—	—	65,251
Exchange-Traded Funds	152,897	—	—	—	152,897
Multi-Asset/Tactical Strategies Funds	—	—	—	872,460	872,460
Money Market Funds	53,846	—	—	—	53,846
Total Investments in Securities	271,994	—	—	872,460	1,144,454
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	25

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	14,805	64,254
Total Alternative Strategies Funds (Cost $64,822)		64,254

Exchange-Traded Funds 14.0%

iShares JPMorgan USD Emerging Markets Bond ETF	190	21,537
iShares TIPS Bond ETF	371	43,144
iShares U.S. Real Estate ETF	693	64,823
Vanguard Mortgage-Backed Securities ETF	405	21,570
Total Exchange-Traded Funds (Cost $143,248)		151,074

Multi-Asset/Tactical Strategies Funds 79.4%

Columbia Solutions Aggressive Portfolio(a)	79,094	859,749
Total Multi-Asset/Tactical Strategies Funds (Cost $781,715)		859,749

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	45,244	45,239
Total Money Market Funds (Cost $45,239)		45,239
Total Investments in Securities (Cost: $1,035,024)		1,120,316
Other Assets & Liabilities, Net		(38,239)
Net Assets		1,082,077
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,813	11,164	(10,172)	14,805	—	(9,522)	7,221	—	64,254
Columbia Short-Term Cash Fund, 2.073%
	42,947	141,704	(139,407)	45,244	—	1	—	277	45,239
Columbia Solutions Aggressive Portfolio
	81,391	1,864	(4,161)	79,094	—	1,972	59,103	—	859,749
Total					—	(7,549)	66,324	277	969,242

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	64,254	—	—	—	64,254
Exchange-Traded Funds	151,074	—	—	—	151,074
Multi-Asset/Tactical Strategies Funds	—	—	—	859,749	859,749
Money Market Funds	45,239	—	—	—	45,239
Total Investments in Securities	260,567	—	—	859,749	1,120,316
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	27

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	15,074	65,418
Total Alternative Strategies Funds (Cost $65,980)		65,418

Exchange-Traded Funds 14.2%

iShares JPMorgan USD Emerging Markets Bond ETF	190	21,536
iShares TIPS Bond ETF	377	43,841
iShares U.S. Real Estate ETF	705	65,946
Vanguard Mortgage-Backed Securities ETF	410	21,837
Total Exchange-Traded Funds (Cost $144,430)		153,160

Multi-Asset/Tactical Strategies Funds 81.2%

Columbia Solutions Aggressive Portfolio(a)	80,471	874,723
Total Multi-Asset/Tactical Strategies Funds (Cost $799,259)		874,723

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	53,703	53,698
Total Money Market Funds (Cost $53,698)		53,698
Total Investments in Securities (Cost: $1,063,367)		1,146,999
Other Assets & Liabilities, Net		(70,085)
Net Assets		1,076,914
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,480	11,735	(10,141)	15,074	—	(9,437)	7,149	—	65,418
Columbia Short-Term Cash Fund, 2.073%
	64,292	138,303	(148,892)	53,703	—	1	—	295	53,698
Columbia Solutions Aggressive Portfolio
	79,431	3,945	(2,905)	80,471	—	510	60,252	—	874,723
Total					—	(8,926)	67,401	295	993,839

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	65,418	—	—	—	65,418
Exchange-Traded Funds	153,160	—	—	—	153,160
Multi-Asset/Tactical Strategies Funds	—	—	—	874,723	874,723
Money Market Funds	53,698	—	—	—	53,698
Total Investments in Securities	272,276	—	—	874,723	1,146,999
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	29

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	14,954	64,898
Total Alternative Strategies Funds (Cost $65,472)		64,898

Exchange-Traded Funds 14.0%

iShares JPMorgan USD Emerging Markets Bond ETF	192	21,763
iShares TIPS Bond ETF	374	43,493
iShares U.S. Real Estate ETF	700	65,478
Vanguard Mortgage-Backed Securities ETF	409	21,783
Total Exchange-Traded Funds (Cost $144,625)		152,517

Multi-Asset/Tactical Strategies Funds 79.5%

Columbia Solutions Aggressive Portfolio(a)	79,857	868,051
Total Multi-Asset/Tactical Strategies Funds (Cost $789,330)		868,051

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	45,315	45,311
Total Money Market Funds (Cost $45,311)		45,311
Total Investments in Securities (Cost: $1,044,738)		1,130,777
Other Assets & Liabilities, Net		(38,338)
Net Assets		1,092,439
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,903	11,301	(10,250)	14,954	—	(9,580)	7,261	—	64,898
Columbia Short-Term Cash Fund, 2.073%
	45,164	142,205	(142,054)	45,315	—	1	—	279	45,311
Columbia Solutions Aggressive Portfolio
	81,919	2,297	(4,359)	79,857	—	1,850	59,705	—	868,051
Total					—	(7,729)	66,966	279	978,260

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, September 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	64,898	—	—	—	64,898
Exchange-Traded Funds	152,517	—	—	—	152,517
Multi-Asset/Tactical Strategies Funds	—	—	—	868,051	868,051
Money Market Funds	45,311	—	—	—	45,311
Total Investments in Securities	262,726	—	—	868,051	1,130,777
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	31

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,049,948, $490,919, $164,149, respectively)	$1,108,668	$520,137	$173,027
Affiliated issuers (cost $6,680,730, $3,139,760, $1,031,815, respectively)	7,076,129	3,327,471	1,102,004
Receivable for:
Investments sold	70,000	32,300	17,390
Capital shares sold	—	—	3,081
Dividends	499	234	75
Expense reimbursement due from Investment Manager	463	813	439
Prepaid expenses	45	21	6
Trustees’ deferred compensation plan	7,771	5,609	7,737
Other assets	10,235	—	10,235
Total assets	8,273,810	3,886,585	1,313,994
Liabilities
Payable for:
Investments purchased	331,891	153,505	51,063
Management services fees	294	137	46
Transfer agent fees	6	3	20
Compensation of board members	2,213	1,092	2,457
Compensation of chief compliance officer	1	—	—
Audit fees	10,950	11,237	10,950
State registration fees	—	14,404	—
Other expenses	3,754	3,305	3,775
Trustees’ deferred compensation plan	7,771	5,609	7,737
Total liabilities	356,880	189,292	76,048
Net assets applicable to outstanding capital stock	$7,916,930	$3,697,293	$1,237,946
Represented by
Paid in capital	7,509,674	3,499,772	1,166,762
Total distributable earnings (loss)	407,256	197,521	71,184
Total - representing net assets applicable to outstanding capital stock	$7,916,930	$3,697,293	$1,237,946
Advisor Class
Net assets	$3,963,544	$1,848,632	$715,342
Shares outstanding	375,592	175,000	68,980
Net asset value per share	$10.55	$10.56	$10.37
Institutional 3 Class
Net assets	$3,953,386	$1,848,661	$522,604
Shares outstanding	374,626	175,000	50,338
Net asset value per share	$10.55	$10.56	$10.38
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $177,970, $154,681, $144,177, respectively)	$186,852	$162,945	$152,897
Affiliated issuers (cost $1,141,168, $975,737, $919,510, respectively)	1,205,788	1,050,970	991,557
Receivable for:
Investments sold	10,140	11,610	6,260
Dividends	86	80	79
Expense reimbursement due from Investment Manager	778	466	778
Prepaid expenses	7	7	7
Trustees’ deferred compensation plan	5,590	7,710	5,590
Other assets	—	10,235	—
Total assets	1,409,241	1,244,023	1,157,168
Liabilities
Payable for:
Investments purchased	54,309	48,251	46,553
Management services fees	49	43	40
Transfer agent fees	8	11	2
Compensation of board members	2,205	2,457	2,205
Audit fees	10,950	9,900	10,950
State registration fees	13,802	—	13,802
Other expenses	3,776	3,799	3,784
Trustees’ deferred compensation plan	5,590	7,710	5,590
Total liabilities	90,689	72,171	82,926
Net assets applicable to outstanding capital stock	$1,318,552	$1,171,852	$1,074,242
Represented by
Paid in capital	1,250,931	1,093,460	999,934
Total distributable earnings (loss)	67,621	78,392	74,308
Total - representing net assets applicable to outstanding capital stock	$1,318,552	$1,171,852	$1,074,242
Advisor Class
Net assets	$785,690	$635,273	$537,108
Shares outstanding	73,727	59,205	50,000
Net asset value per share	$10.66	$10.73	$10.74
Institutional 3 Class
Net assets	$532,862	$536,579	$537,134
Shares outstanding	50,000	50,000	50,000
Net asset value per share	$10.66	$10.73	$10.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	33

Statement of Assets and Liabilities  (continued)
September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $143,248, $144,430, $144,625, respectively)	$151,074	$153,160	$152,517
Affiliated issuers (cost $891,776, $918,937, $900,113, respectively)	969,242	993,839	978,260
Receivable for:
Investments sold	12,060	5,600	12,360
Dividends	69	77	69
Expense reimbursement due from Investment Manager	437	778	438
Prepaid expenses	7	7	7
Trustees’ deferred compensation plan	7,710	5,590	7,710
Other assets	10,234	—	10,235
Total assets	1,150,833	1,159,051	1,161,596
Liabilities
Payable for:
Investments purchased	43,871	45,763	44,216
Management services fees	40	40	40
Transfer agent fees	2	2	3
Compensation of board members	2,457	2,205	2,457
Audit fees	10,950	10,950	10,950
State registration fees	—	13,801	—
Other expenses	3,726	3,786	3,781
Trustees’ deferred compensation plan	7,710	5,590	7,710
Total liabilities	68,756	82,137	69,157
Net assets applicable to outstanding capital stock	$1,082,077	$1,076,914	$1,092,439
Represented by
Paid in capital	1,002,226	999,306	1,011,703
Total distributable earnings (loss)	79,851	77,608	80,736
Total - representing net assets applicable to outstanding capital stock	$1,082,077	$1,076,914	$1,092,439
Advisor Class
Net assets	$542,178	$538,445	$552,369
Shares outstanding	50,213	50,000	51,143
Net asset value per share	$10.80	$10.77	$10.80
Institutional 3 Class
Net assets	$539,899	$538,469	$540,070
Shares outstanding	50,000	50,000	50,000
Net asset value per share	$10.80	$10.77	$10.80
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Statement of Operations
Six Months Ended September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$14,665	$6,837	$2,273
Dividends — affiliated issuers	1,923	911	321
Total income	16,588	7,748	2,594
Expenses:
Management services fees	17,649	8,238	2,740
Transfer agent fees
Advisor Class	38	27	154
Institutional 3 Class	33	26	20
Compensation of board members	8,730	7,579	8,424
Custodian fees	1,605	1,612	1,660
Printing and postage fees	2,773	2,746	2,834
Registration fees	19,088	25,146	19,088
Audit fees	9,050	11,437	9,050
Legal fees	84	39	13
Compensation of chief compliance officer	2	1	—
Other	3,417	2,919	3,350
Total expenses	62,469	59,770	47,333
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,952)	(52,053)	(44,627)
Total net expenses	16,517	7,717	2,706
Net investment income (loss)	71	31	(112)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,732	3,382	1,069
Investments — affiliated issuers	(65,018)	(30,023)	(9,393)
Net realized loss	(57,286)	(26,641)	(8,324)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	35,547	16,868	5,713
Investments — affiliated issuers	311,331	157,229	56,820
Net change in unrealized appreciation (depreciation)	346,878	174,097	62,533
Net realized and unrealized gain	289,592	147,456	54,209
Net increase in net assets resulting from operations	$289,663	$147,487	$54,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	35

Statement of Operations  (continued)
Six Months Ended September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,119	$2,093	$1,968
Dividends — affiliated issuers	309	302	302
Total income	2,428	2,395	2,270
Expenses:
Management services fees	2,522	2,510	2,372
Transfer agent fees
Advisor Class	56	67	21
Institutional 3 Class	20	20	21
Compensation of board members	8,674	8,423	8,674
Custodian fees	1,655	1,698	1,661
Printing and postage fees	2,747	2,811	2,746
Registration fees	24,543	19,088	24,544
Audit fees	9,050	10,100	9,050
Legal fees	12	12	11
Other	3,348	3,349	3,348
Total expenses	52,627	48,078	52,448
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,222)	(45,667)	(50,217)
Total net expenses	2,405	2,411	2,231
Net investment income (loss)	23	(16)	39
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	756	811	754
Investments — affiliated issuers	(9,346)	(8,013)	(8,816)
Net realized loss	(8,590)	(7,202)	(8,062)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,344	5,431	5,155
Investments — affiliated issuers	56,834	64,271	64,650
Net change in unrealized appreciation (depreciation)	62,178	69,702	69,805
Net realized and unrealized gain	53,588	62,500	61,743
Net increase in net assets resulting from operations	$53,611	$62,484	$61,782
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended September 30, 2019 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$1,968	$1,967	$1,985
Dividends — affiliated issuers	277	295	279
Total income	2,245	2,262	2,264
Expenses:
Management services fees	2,382	2,375	2,403
Transfer agent fees
Advisor Class	21	21	30
Institutional 3 Class	21	21	21
Compensation of board members	8,423	8,674	8,422
Custodian fees	1,660	1,661	1,677
Printing and postage fees	2,790	2,747	2,812
Registration fees	19,088	24,543	19,088
Audit fees	9,050	9,050	9,050
Legal fees	11	11	11
Other	3,349	3,348	3,347
Total expenses	46,795	52,451	46,861
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,553)	(50,217)	(44,593)
Total net expenses	2,242	2,234	2,268
Net investment income (loss)	3	28	(4)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	894	762	903
Investments — affiliated issuers	(7,549)	(8,926)	(7,729)
Net realized loss	(6,655)	(8,164)	(6,826)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,012	5,158	5,059
Investments — affiliated issuers	66,324	67,401	66,966
Net change in unrealized appreciation (depreciation)	71,336	72,559	72,025
Net realized and unrealized gain	64,681	64,395	65,199
Net increase in net assets resulting from operations	$64,684	$64,423	$65,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	37

Statement of Changes in Net Assets
	Columbia Adaptive Retirement 2020 Fund		Columbia Adaptive Retirement 2025 Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019 (a)
Operations
Net investment income	$71	$244,848	$31	$120,382
Net realized gain (loss)	(57,286)	40,852	(26,641)	24,968
Net change in unrealized appreciation (depreciation)	346,878	100,077	174,097	42,832
Net increase in net assets resulting from operations	289,663	385,777	147,487	188,182
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(143,482)	—	(69,188)
Institutional 3 Class	—	(143,482)	—	(69,188)
Total distributions to shareholders	—	(286,964)	—	(138,376)
Increase in net assets from capital stock activity	10,000	2,500,000	—	3,490,000
Total increase in net assets	299,663	2,598,813	147,487	3,539,806
Net assets at beginning of period	7,617,267	5,018,454	3,549,806	10,000
Net assets at end of period	$7,916,930	$7,617,267	$3,697,293	$3,549,806

	Columbia Adaptive Retirement 2020 Fund				Columbia Adaptive Retirement 2025 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019		September 30, 2019 (Unaudited)		March 31, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	966	10,000	124,626	1,250,000	—	—	174,500	1,745,000
Net increase	966	10,000	124,626	1,250,000	—	—	174,500	1,745,000
Institutional 3 Class
Subscriptions	—	—	124,626	1,250,000	—	—	174,500	1,745,000
Net increase	—	—	124,626	1,250,000	—	—	174,500	1,745,000
Total net increase	966	10,000	249,252	2,500,000	—	—	349,000	3,490,000

(a)	Based on operations from April 4, 2018 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2030 Fund		Columbia Adaptive Retirement 2035 Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019 (a)
Operations
Net investment income (loss)	$(112)	$44,397	$23	$39,722
Net realized gain (loss)	(8,324)	4,555	(8,590)	6,986
Net change in unrealized appreciation (depreciation)	62,533	(157)	62,178	11,324
Net increase in net assets resulting from operations	54,097	48,795	53,611	58,032
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(44,148)	—	(22,370)
Institutional 3 Class	—	(34,784)	—	(22,371)
Total distributions to shareholders	—	(78,932)	—	(44,741)
Increase (decrease) in net assets from capital stock activity	39,086	(8,954,327)	251,650	990,000
Total increase (decrease) in net assets	93,183	(8,984,464)	305,261	1,003,291
Net assets at beginning of period	1,144,763	10,129,227	1,013,291	10,000
Net assets at end of period	$1,237,946	$1,144,763	$1,318,552	$1,013,291

	Columbia Adaptive Retirement 2030 Fund				Columbia Adaptive Retirement 2035 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019		September 30, 2019 (Unaudited)		March 31, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	3,895	39,086	3,574	36,232	23,727	251,650	49,500	495,000
Distributions reinvested	—	—	1,054	9,441	—	—	—	—
Redemptions	—	—	(448,662)	(4,500,000)	—	—	—	—
Net increase (decrease)	3,895	39,086	(444,034)	(4,454,327)	23,727	251,650	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	—	—	49,500	495,000
Redemptions	—	—	(448,662)	(4,500,000)	—	—	—	—
Net increase (decrease)	—	—	(448,662)	(4,500,000)	—	—	49,500	495,000
Total net increase (decrease)	3,895	39,086	(892,696)	(8,954,327)	23,727	251,650	99,000	990,000

(a)	Based on operations from April 4, 2018 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	39

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2040 Fund		Columbia Adaptive Retirement 2045 Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019 (a)
Operations
Net investment income (loss)	$(16)	$44,311	$39	$45,039
Net realized gain (loss)	(7,202)	4,362	(8,062)	5,796
Net change in unrealized appreciation (depreciation)	69,702	11,691	69,805	10,962
Net increase in net assets resulting from operations	62,484	60,364	61,782	61,797
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(25,316)	—	(24,668)
Institutional 3 Class	—	(24,501)	—	(24,669)
Total distributions to shareholders	—	(49,817)	—	(49,337)
Increase (decrease) in net assets from capital stock activity	75,000	(10,134)	—	990,000
Total increase in net assets	137,484	413	61,782	1,002,460
Net assets at beginning of period	1,034,368	1,033,955	1,012,460	10,000
Net assets at end of period	$1,171,852	$1,034,368	$1,074,242	$1,012,460

	Columbia Adaptive Retirement 2040 Fund				Columbia Adaptive Retirement 2045 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019		September 30, 2019 (Unaudited)		March 31, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	7,337	75,000	1,926	19,000	—	—	49,500	495,000
Distributions reinvested	—	—	97	866	—	—	—	—
Redemptions	—	—	(3,006)	(30,000)	—	—	—	—
Net increase (decrease)	7,337	75,000	(983)	(10,134)	—	—	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	—	—	49,500	495,000
Net increase	—	—	—	—	—	—	49,500	495,000
Total net increase (decrease)	7,337	75,000	(983)	(10,134)	—	—	99,000	990,000

(a)	Based on operations from April 4, 2018 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2050 Fund		Columbia Adaptive Retirement 2055 Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019 (a)
Operations
Net investment income	$3	$47,488	$28	$46,392
Net realized gain (loss)	(6,655)	3,227	(8,164)	5,439
Net change in unrealized appreciation (depreciation)	71,336	11,321	72,559	11,073
Net increase in net assets resulting from operations	64,684	62,036	64,423	62,904
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(26,420)	—	(25,206)
Institutional 3 Class	—	(26,420)	—	(25,207)
Total distributions to shareholders	—	(52,840)	—	(50,413)
Increase in net assets from capital stock activity	2,300	—	—	990,000
Total increase in net assets	66,984	9,196	64,423	1,002,491
Net assets at beginning of period	1,015,093	1,005,897	1,012,491	10,000
Net assets at end of period	$1,082,077	$1,015,093	$1,076,914	$1,012,491

	Columbia Adaptive Retirement 2050 Fund				Columbia Adaptive Retirement 2055 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019		September 30, 2019 (Unaudited)		March 31, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	213	2,300	—	—	—	—	49,500	495,000
Net increase	213	2,300	—	—	—	—	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	—	—	49,500	495,000
Net increase	—	—	—	—	—	—	49,500	495,000
Total net increase	213	2,300	—	—	—	—	99,000	990,000

(a)	Based on operations from April 4, 2018 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	41

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations
Net investment income (loss)	$(4)	$47,701
Net realized gain (loss)	(6,826)	3,343
Net change in unrealized appreciation (depreciation)	72,025	11,364
Net increase in net assets resulting from operations	65,195	62,408
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(26,389)
Institutional 3 Class	—	(26,128)
Total distributions to shareholders	—	(52,517)
Increase in net assets from capital stock activity	5,492	1,260
Total increase in net assets	70,687	11,151
Net assets at beginning of period	1,021,752	1,010,601
Net assets at end of period	$1,092,439	$1,021,752

	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended		Year Ended
	September 30, 2019 (Unaudited)		March 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	514	5,492	100	999
Distributions reinvested	—	—	30	261
Net increase	514	5,492	130	1,260
Total net increase	514	5,492	130	1,260
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Adaptive Retirement Funds | Semiannual Report 2019

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Columbia Adaptive Retirement Funds | Semiannual Report 2019	43

Financial Highlights
Columbia Adaptive Retirement 2020 Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.17	0.00 (c)	0.38	0.38	—	—	—
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(e)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.17	0.00 (c)	0.38	0.38	—	—	—
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(e)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2020 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.55	3.74%	1.59% (d)	0.42% (d)	0.00% (c),(d)	12%	$3,964
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(e)	$10.04	0.71%	2.14% (d)	0.41% (d)	0.58% (d)	8%	$2,509
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.55	3.74%	1.59% (d)	0.42% (d)	0.00% (c),(d)	12%	$3,953
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(e)	$10.04	0.71%	2.14% (d)	0.41% (d)	0.58% (d)	8%	$2,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	45

Financial Highlights
Columbia Adaptive Retirement 2025 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.14	0.00 (c)	0.42	0.42	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.14	0.00 (c)	0.42	0.42	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2025 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.56	4.14%	3.26% (d)	0.42% (d)	0.00% (c),(d)	12%	$1,849
Year Ended 3/31/2019(e)	$10.14	5.71%	3.75% (d)	0.42% (d)	3.50% (d)	28%	$1,775
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.56	4.14%	3.26% (d)	0.42% (d)	0.00% (c),(d)	12%	$1,849
Year Ended 3/31/2019(e)	$10.14	5.71%	3.75% (d)	0.42% (d)	3.50% (d)	28%	$1,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	47

Financial Highlights
Columbia Adaptive Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$9.91	(0.00) (c)	0.46	0.46	—	—	—
Year Ended 3/31/2019	$10.05	0.35	0.20	0.55	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(e)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$9.92	0.00 (c)	0.46	0.46	—	—	—
Year Ended 3/31/2019	$10.05	0.34	0.22	0.56	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(e)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2030 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.37	4.64%	7.77% (d)	0.46% (d)	(0.04%) (d)	14%	$715
Year Ended 3/31/2019	$9.91	6.19%	8.55%	0.45%	3.40%	23%	$645
Year Ended 3/31/2018(e)	$10.05	0.86%	1.29% (d)	0.41% (d)	0.67% (d)	9%	$5,115
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.38	4.64%	7.73% (d)	0.42% (d)	0.01% (d)	14%	$523
Year Ended 3/31/2019	$9.92	6.31%	8.52%	0.43%	3.34%	23%	$500
Year Ended 3/31/2018(e)	$10.05	0.86%	1.29% (d)	0.41% (d)	0.66% (d)	9%	$5,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	49

Financial Highlights
Columbia Adaptive Retirement 2035 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.13	(0.00) (c)	0.53	0.53	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.13	0.00 (c)	0.53	0.53	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2035 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.66	5.23%	9.37% (d)	0.44% (d)	(0.00%) (c),(d)	13%	$786
Year Ended 3/31/2019(e)	$10.13	6.31%	11.96% (d)	0.43% (d)	4.04% (d)	32%	$507
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.66	5.23%	9.35% (d)	0.42% (d)	0.01% (d)	13%	$533
Year Ended 3/31/2019(e)	$10.13	6.31%	11.96% (d)	0.43% (d)	4.04% (d)	32%	$507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	51

Financial Highlights
Columbia Adaptive Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	(0.00) (c)	0.58	0.58	—	—	—
Year Ended 3/31/2019	$10.05	0.43	0.16	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(e)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	0.00 (c)	0.58	0.58	—	—	—
Year Ended 3/31/2019	$10.05	0.44	0.15	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(e)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2040 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.73	5.71%	8.59% (d)	0.44% (d)	(0.01%) (d)	14%	$635
Year Ended 3/31/2019	$10.15	6.54%	10.76%	0.43%	4.26%	30%	$527
Year Ended 3/31/2018(e)	$10.05	0.96%	8.70% (d)	0.42% (d)	0.72% (d)	9%	$531
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.73	5.71%	8.60% (d)	0.42% (d)	0.00% (c),(d)	14%	$537
Year Ended 3/31/2019	$10.15	6.55%	10.75%	0.43%	4.34%	30%	$508
Year Ended 3/31/2018(e)	$10.05	0.96%	8.69% (d)	0.42% (d)	0.72% (d)	9%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	53

Financial Highlights
Columbia Adaptive Retirement 2045 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.12	0.00 (c)	0.62	0.62	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.12	0.00 (c)	0.62	0.62	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2045 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.74	6.13%	9.92% (d)	0.43% (d)	0.00% (c),(d)	13%	$537
Year Ended 3/31/2019(e)	$10.12	6.89%	11.97% (d)	0.43% (d)	4.59% (d)	30%	$506
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.74	6.13%	9.92% (d)	0.42% (d)	0.01% (d)	13%	$537
Year Ended 3/31/2019(e)	$10.12	6.89%	11.98% (d)	0.43% (d)	4.59% (d)	30%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	55

Financial Highlights
Columbia Adaptive Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	(0.00) (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	0.00 (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2050 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.80	6.40%	8.81% (d)	0.43% (d)	(0.00%) (c),(d)	13%	$542
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(e)	$10.06	1.08%	8.76% (d)	0.42% (d)	0.77% (d)	8%	$503
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.80	6.40%	8.81% (d)	0.42% (d)	0.00% (c),(d)	13%	$540
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(e)	$10.06	1.08%	8.76% (d)	0.42% (d)	0.77% (d)	8%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	57

Financial Highlights
Columbia Adaptive Retirement 2055 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.12	0.00 (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.12	0.00 (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019(e)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2055 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.77	6.42%	9.91% (d)	0.43% (d)	0.00% (c),(d)	12%	$538
Year Ended 3/31/2019(e)	$10.12	7.05%	12.00% (d)	0.43% (d)	4.73% (d)	29%	$506
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.77	6.42%	9.91% (d)	0.42% (d)	0.01% (d)	12%	$538
Year Ended 3/31/2019(e)	$10.12	7.05%	12.00% (d)	0.43% (d)	4.73% (d)	29%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	59

Financial Highlights
Columbia Adaptive Retirement 2060 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	(0.00) (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.15	0.00 (c)	0.65	0.65	—	—	—
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Adaptive Retirement 2060 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2019 (Unaudited)	$10.80	6.40%	8.75% (d)	0.43% (d)	(0.01%) (d)	13%	$552
Year Ended 3/31/2019	$10.15	6.93%	10.98%	0.43%	4.73%	26%	$514
Year Ended 3/31/2018(e)	$10.06	1.11%	8.73% (d)	0.42% (d)	0.77% (d)	7%	$508
Institutional 3 Class
Six Months Ended 9/30/2019 (Unaudited)	$10.80	6.40%	8.75% (d)	0.42% (d)	0.00% (c),(d)	13%	$540
Year Ended 3/31/2019	$10.15	6.93%	10.97%	0.43%	4.73%	26%	$508
Year Ended 3/31/2018(e)	$10.06	1.11%	8.73% (d)	0.42% (d)	0.77% (d)	7%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	61

Notes to Financial Statements
September 30, 2019 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust I, (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust I is organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund. Each Fund currently operates as a non-diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
Advisor Class and Institutional 3 Class shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and to certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
62	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will
Columbia Adaptive Retirement Funds | Semiannual Report 2019	63

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30, 2019 and all subsequent periods. To comply with the ASU management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated Underlying Funds that pay a management or advisory fee to the Investment Manager and (ii) 0.47% on its assets that are invested in securities, instruments and other assets not described above, including without limitation affiliated funds that do not pay a management or advisory fee to the Investment Manager, third party funds, derivatives and individual securities.
64	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended September 30, 2019 were as follows:
Effective management services fee rate (%)
Columbia Adaptive Retirement 2020 Fund	0.45
Columbia Adaptive Retirement 2025 Fund	0.45
Columbia Adaptive Retirement 2030 Fund	0.45
Columbia Adaptive Retirement 2035 Fund	0.45
Columbia Adaptive Retirement 2040 Fund	0.45
Columbia Adaptive Retirement 2045 Fund	0.45
Columbia Adaptive Retirement 2050 Fund	0.45
Columbia Adaptive Retirement 2055 Fund	0.45
Columbia Adaptive Retirement 2060 Fund	0.45
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of each Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	65

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
For the six months ended September 30, 2019, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.00	0.00
Columbia Adaptive Retirement 2025 Fund	0.00	0.00
Columbia Adaptive Retirement 2030 Fund	0.04	0.01
Columbia Adaptive Retirement 2035 Fund	0.02	0.01
Columbia Adaptive Retirement 2040 Fund	0.02	0.01
Columbia Adaptive Retirement 2045 Fund	0.01	0.01
Columbia Adaptive Retirement 2050 Fund	0.01	0.01
Columbia Adaptive Retirement 2055 Fund	0.01	0.01
Columbia Adaptive Retirement 2060 Fund	0.01	0.01
Distribution and service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Funds do not pay the Distributor a fee for the distribution services it provides to the Funds.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Fee Rate Contractual through July 31, 2029
	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.68	0.50
Columbia Adaptive Retirement 2025 Fund	0.68	0.50
Columbia Adaptive Retirement 2030 Fund	0.68	0.50
Columbia Adaptive Retirement 2035 Fund	0.68	0.50
Columbia Adaptive Retirement 2040 Fund	0.68	0.50
Columbia Adaptive Retirement 2045 Fund	0.68	0.50
Columbia Adaptive Retirement 2050 Fund	0.68	0.50
Columbia Adaptive Retirement 2055 Fund	0.68	0.50
Columbia Adaptive Retirement 2060 Fund	0.68	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
66	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Adaptive Retirement 2020 Fund	7,731,000	458,000	(4,000)	454,000
Columbia Adaptive Retirement 2025 Fund	3,631,000	219,000	(2,000)	217,000
Columbia Adaptive Retirement 2030 Fund	1,196,000	80,000	(1,000)	79,000
Columbia Adaptive Retirement 2035 Fund	1,319,000	74,000	(1,000)	73,000
Columbia Adaptive Retirement 2040 Fund	1,130,000	85,000	(1,000)	84,000
Columbia Adaptive Retirement 2045 Fund	1,064,000	81,000	(1,000)	80,000
Columbia Adaptive Retirement 2050 Fund	1,035,000	86,000	(1,000)	85,000
Columbia Adaptive Retirement 2055 Fund	1,063,000	85,000	(1,000)	84,000
Columbia Adaptive Retirement 2060 Fund	1,045,000	87,000	(1,000)	86,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2019 as arising on April 1, 2019.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Adaptive Retirement 2020 Fund	—	13,832
Columbia Adaptive Retirement 2025 Fund	1,100	9,953
Columbia Adaptive Retirement 2030 Fund	—	2,230
Columbia Adaptive Retirement 2035 Fund	—	4,195
Columbia Adaptive Retirement 2040 Fund	208	957
Columbia Adaptive Retirement 2045 Fund	652	6,360
Columbia Adaptive Retirement 2050 Fund	207	2,106
Columbia Adaptive Retirement 2055 Fund	—	6,306
Columbia Adaptive Retirement 2060 Fund	208	2,332
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Adaptive Retirement Funds | Semiannual Report 2019	67

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
Note 5. Portfolio information
For the six months ended September 30, 2019, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Adaptive Retirement 2020 Fund	887,320	893,593
Columbia Adaptive Retirement 2025 Fund	462,793	434,289
Columbia Adaptive Retirement 2030 Fund	188,217	167,416
Columbia Adaptive Retirement 2035 Fund	421,913	141,674
Columbia Adaptive Retirement 2040 Fund	203,579	145,852
Columbia Adaptive Retirement 2045 Fund	160,133	130,048
Columbia Adaptive Retirement 2050 Fund	130,652	143,709
Columbia Adaptive Retirement 2055 Fund	157,512	127,438
Columbia Adaptive Retirement 2060 Fund	136,431	146,256
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended September 30, 2019.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
68	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
No Fund had borrowings during the six months ended September 30, 2019.
Note 9. Significant risks
Alternative strategies investment and multi-asset/tactical strategies risk
An investment in alternative investment strategies and multi-asset/tactical strategies (the Strategies) involves risks, which may be significant. The Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. The Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At September 30, 2019, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Adaptive Retirement 2020 Fund	—	—	99.9
Columbia Adaptive Retirement 2025 Fund	—	—	100.0
Columbia Adaptive Retirement 2030 Fund	1	15.4	84.6
Columbia Adaptive Retirement 2035 Fund	1	19.2	80.8
Columbia Adaptive Retirement 2040 Fund	—	—	91.6
Columbia Adaptive Retirement 2045 Fund	—	—	100.0
Columbia Adaptive Retirement 2050 Fund	—	—	99.8
Columbia Adaptive Retirement 2055 Fund	—	—	100.0
Columbia Adaptive Retirement 2060 Fund	—	—	98.9
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and
Columbia Adaptive Retirement Funds | Semiannual Report 2019	69

Notes to Financial Statements  (continued)
September 30, 2019 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
70	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Board Consideration and Approval of Management
Agreements
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreements (the Management Agreements) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund (the Funds), each a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreements.
In connection with their deliberations regarding the continuation of the Management Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Funds and the Management Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreements. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreements for the Funds.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreements for the Funds included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds through July 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of each Fund’s net assets;
•	The terms and conditions of the Management Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
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Board Consideration and Approval of Management
Agreements  (continued)
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Funds’ Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Nature, extent and quality of services provided under the Management Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Funds by the Investment Manager and its affiliates under the Management Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Funds and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Funds by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Funds and coordinate the activities of the Funds’ other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of the Management Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Funds over various time periods, including performance information relative to benchmarks, information that compared the performance of the Funds to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2018, Columbia Adaptive Retirement 2020 Fund’s performance was in the fourth percentile, Columbia Adaptive Retirement 2030 Fund’s performance was in the third percentile, Columbia Adaptive Retirement 2040 Fund’s performance was in the fifteenth percentile, Columbia Adaptive Retirement 2050 Fund’s performance was in the thirty-second percentile and Columbia Adaptive Retirement 2060 Fund’s performance was in the thirty-first percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-year period. The Committee and the Board noted that, through December 31, 2018 Columbia Adaptive Retirement 2025 Fund’s performance was in the fourth percentile, Columbia Adaptive Retirement 2035 Fund’s performance was in the first percentile, Columbia Adaptive Retirement 2045 Fund’s performance was in the third percentile, Columbia Adaptive Retirement 2055 Fund’s performance was in the third percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the since-inception period.
72	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Board Consideration and Approval of Management
Agreements  (continued)
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Funds under the Management Agreements as well as the total expenses incurred by the Funds. In assessing the reasonableness of the fees under the Management Agreements, the Committee and the Board considered, among other information, each Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, Columbia Adaptive Retirement 2020 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2025 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2030 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2035 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2040 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2045 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2050 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2055 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, Columbia Adaptive Retirement 2060 Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against each Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Funds’ management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Funds.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Funds, in light of other considerations, supported the continuation of the Management Agreements.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Funds. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Funds, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the
Columbia Adaptive Retirement Funds | Semiannual Report 2019	73

Board Consideration and Approval of Management
Agreements  (continued)
performance of the Funds, and the expense ratios of the Funds. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Funds supported the continuation of the Management Agreements.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Funds, such as the engagement of the Investment Manager’s affiliates to provide transfer agency and shareholder services to the Funds. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Funds’ securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreements.
74	Columbia Adaptive Retirement Funds | Semiannual Report 2019

Additional information
The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Adaptive Retirement Funds | Semiannual Report 2019	75

Columbia Adaptive Retirement Funds

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
SAR295_03_J01_(11/19)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 22, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date November 22, 2019